BAIRD/
FUNDS



Semi-Annual Report

June 30, 2001



Baird Horizon Growth Fund

Baird MidCap Fund


                               Table of Contents


Baird Horizon Growth Fund .....................................................2

Baird MidCap Fund .............................................................7

Statements of Assets and Liabilities .........................................12

Statements of Operations .....................................................13

Statements of Changes in Net Assets ..........................................14

Financial Highlights .........................................................16

Notes to Financial Statements ................................................18


This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Baird Horizon Growth Fund
--------------------------------------------------------------------------------
June 30, 2001

With little fanfare, large company growth stock investors enjoyed their best quarterly performance in more than a year. Not since the first quarter of last year has the Russell 1000 Growth Index produced a positive return, yet the 8.4% second-quarter gain only begins to offset the erosion in market values of the past 16 months. Year-to-date, the Index remains in negative territory.

Investors apparently lack confidence in the notion that stock prices may have bottomed and are poised for a significant and sustained rise. At this juncture, data on the economy and corporate profits provide minimal support for investor enthusiasm. However, we believe that the uncommon combination of fiscal and monetary stimulus will lead to an improved setting for stocks in the quarters ahead.

Characteristic of market inflection points, the performance of the economy and the stock market has diverged; the economy shows few signs of strength yet the stock market is rising. There is no question that domestic economic growth has slowed and that indicators point to some ongoing weakness. High profile layoffs, corporate write-downs and earnings shortfalls confirm that certain sectors of the economy are in recession, particularly manufacturing, high technology, and telecommunications where over-investment led to a shake-out. Nonetheless, the domestic economy is not in a broad-based recession and we do not expect one. Consumer spending, which represents two-thirds of Gross Domestic Product (GDP), has largely been maintained throughout this difficult environment as relatively high levels of employment and service sector activity enabled home buyers and car shoppers to benefit from lower interest rates and promotional offers.

The Federal Reserve's (Fed) significant 275 basis points reduction in key interest rates and corollary money supply growth should soon begin to stimulate the demand side of the economy. Corporations are restructuring their balance sheets at favorable interest rates, reducing debt coverage costs and lengthening maturities. Additionally, tax rebates (the first since 1975) and reduced withholdings should provide an estimated $40 billion in third quarter stimulus. This boost to incomes should augment the economic lift expected from the normal lagged effect of monetary policy. We believe the groundwork has been laid for an end to inventory liquidation, a rebound in production, and an eventual recovery in capital spending.

We agree with Fed chairman Greenspan that inflation pressures are not an imminent problem. The economic slowdown has reduced labor cost pressures and driven manufacturing operating rates to their lowest level (77%) in nearly two decades. Such excess capacity does not typically support corporate pricing flexibility. Versus other currencies, the strong U.S. dollar translates into reduced import prices; and energy costs are receding. Thus, inflation does not appear to be a threat to price/earnings multiples.

With respect to corporate profits, the second quarter looks weak and analysts continue to trim estimates. Historically, estimate "momentum" has carried too far in either direction and we believe that some time before year-end, projections will prove to be too low. With a fair amount of cost cutting and downsizing behind many companies, it should take only modest improvements in economic activity to generate meaningfully better earnings, especially versus easier comparisons. In our opinion, we are moving closer to the point in this cycle when profits begin to surprise positively, bolstering investor confidence and ultimately leading to rising stock valuations.

Baird Horizon Growth Fund Investment Management Team
Robinson Bosworth III, Managing Director and Senior Portfolio Manager
J. Bary Morgan, CFA, Managing Director and Senior Portfolio Manager David W. Bowman, CFA, Senior Vice President and Senior Portfolio Manager Joel D. Vrabel, CFA, Senior Vice President and Senior Portfolio Manager

Baird Horizon Growth Fund
-------------------------------------------------------------------------------

A June 30, 2001 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's 500 Index is shown below.

Top 10 Holdings***

Medtronic                                  4.7%
American International Group               4.2%
Fiserv                                     4.1%
Fifth Third                                3.8%
General Electric                           3.8%
Johnson & Johnson                          3.7%
Automatci Data Processing                  3.5%
Merck                                      3.3%
Best Buy & Co.                             3.2%
Home Depot                                 3.1%

Net Assets:                         $52,370,384
Portfolio Turnover Ratio:                 2.19%
Number of Equity Holdings:                   39


Portfolio Expense Ratio:
INSTITUTIONAL CLASS:                      0.75%
INVESTOR CLASS:                           1.00% **


Equity Sector Analysis*

                                             Horizon Growth     S&P 500
                                             --------------     --------
Consumer Discretionary                          13.7%            13.3%
Consumer Staples                                 7.1%             7.6%
Energy                                           2.1%             6.6%
Financials                                      13.7%            18.0%
Health Care                                     22.5%            12.9%
Industrials                                     21.9%            11.4%
Information Technology                          17.9%            18.5%
Materials                                        0.0%             2.5%
Telecommunication Services                       1.1%             5.6%
Utilities                                        0.0%             3.6%

*    As of 6/30/01, based on equity sector values.
**   Includes 0.25% 12b-1 fee.
*** The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.

Total Returns
--------------------------------------------------------------------------------
      September 29, 2000(1) through June 30, 2001                Since Inception
      Baird Horizon Growth Fund - Institutional Class Shares      -13.05%
      Baird Horizon Growth Fund - Investor Class Shares           -13.28%
      S&P 500 Index(2)                                            -14.00%
-------------------------------------------------------------------------------

(1)  Commencement of operations.
(2) The S&P 500 Index is an unmanaged index of 500 selected Common Stocks, most of which are listed on the New York Stock Exchange.

The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Fund's investment results represent total returns for the period September 29, 2000 through June 30, 2001.

The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BAIRD HORIZON GROWTH FUND

Schedule of Investments June 30, 2001 (unaudited)

                                                                Market
Shares                                                           Value
--------------------------------------------------------------------------------
            COMMON STOCKS - 96.8%
            BANKS - 6.4%
32,300      Fifth Third Bancorp                               $ 1,939,615
30,900      Wells Fargo & Company                               1,434,687
                                                               -----------
                                                                3,374,302
                                                               -----------
            BIOTECHNOLOGY - 2.3%
19,800      Amgen, Inc.*                                        1,201,464
                                                               -----------

            COMMERCIAL SERVICES & Supplies - 9.0%
35,300      Automatic Data Processing, Inc.                     1,754,410
32,900      Fiserv, Inc.*                                       2,104,942
21,000      Paychex, Inc.                                         840,000
                                                               -----------
                                                                4,699,352
                                                               -----------
            COMMUNICATIONS EQUIPMENT - 1.6%
47,200      Cisco Systems, Inc.*                                  859,040
                                                               -----------
            COMPUTER & PERIPHERALS - 4.8%
26,000      EMC Corporation*                                      755,300
10,200      International Business Machines Corporation         1,152,600
37,400      Sun Microsystems, Inc.*                               587,928
                                                               -----------
                                                                2,495,828
                                                               -----------

            DIVERSIFIED FINANCIALS - 2.8%
27,900      Citigroup, Inc.                                     1,474,236
                                                               -----------
            ELECTRICAL EQUIPMENT - 4.1%
19,800      Emerson Electric Company                            1,197,900
31,800      Molex, Inc. - Class A                                 948,276
                                                               -----------
                                                                2,146,176
                                                               -----------

            ELECTRONIC EQUIPMENT & PRODUCTS - 1.7%
40,000      Nokia Oyj-ADR  f                                      881,600
                                                               -----------

            ENERGY EQUIPMENT & Services - 2.0%
20,000      Schlumberger, Ltd.                                  1,053,000
                                                               -----------

            FOOD & DRUG RETAILING - 1.9%
29,000      Walgreen Company                                      990,350
                                                               -----------

            HEALTH CARE EQUITPMENT & SUPPLIES - 4.6%
52,100      Medtronic, Inc.                                     2,397,121
                                                               -----------

            HEALTH CARE PROVIDERS & SERVICES - 2.8%
21,150      Cardinal Health, Inc.                               1,459,350
                                                               -----------

            HOUSEHOLD PRODUCTS - 5.0%
20,400      Colgate-Palmolive Company                           1,203,396
25,500      Kimberly-Clark Corporation                          1,425,450
                                                               -----------
                                                                2,628,846
                                                               -----------
            INDUSTRIAL CONGLOMERATES - 6.2%
39,500      General Electric Company                            1,925,625
24,000      Tyco International, Ltd.  f                         1,308,000
                                                               -----------
                                                                3,233,625
                                                               -----------

            INSURANCE - 4.0%
24,600      American International Group, Inc.                  2,115,600
                                                               -----------

            MEDIA - 2.5%
25,000      AOL Time Warner Inc. *                              1,325,000
                                                               -----------

            MULTILINE RETAIL - 4.6%
14,400      Kohl's Corporation*                                   903,312
30,500      Wal-Mart Stores, Inc.                               1,488,400
                                                               -----------
                                                                2,391,712
                                                               -----------
            PHARMACEUTICALS - 12.1%
20,300      Eli Lilly and Company                               1,502,200
37,800      Johnson & Johnson                                   1,890,000
26,400      Merck & Company, Inc.                               1,687,224
31,500      Pfizer, Inc.                                        1,261,575
                                                               -----------
                                                                6,340,999
                                                               -----------
            SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.8%
15,000      Applied Materials, Inc.*                              736,500
39,000      Intel Corporation                                   1,140,750
21,000      Texas Instruments, Inc.                               661,500
                                                               -----------
                                                                2,538,750
                                                               -----------
            SOFTWARE - 4.4%
19,800      Microsoft Corporation*                              1,445,400
46,000      Oracle Corporation*                                   874,000
                                                               -----------
                                                                2,319,400
                                                               -----------
            SPECIALTY RETAIL - 6.2%
25,800      Best Buy Company, Inc.*                             1,638,816
34,000      Home Depot, Inc.                                    1,582,700
                                                               -----------
                                                                3,221,516
                                                               -----------

            TRADING COMPANIES & DISTRIBUTORS - 2.0%
16,800      Fastenal Company                                    1,041,264
                                                              ------------

            WIRELESS TELECOMMUNICATION SERVICES - 1.0%
24,000      Vodafone Group PLC-ADR f                              536,400
                                                              ------------

            Total Common Stock (Cost $51,798,141)              50,724,931
                                                              ------------

Principal   SHORT-TERM INVESTMENTS - 3.2%                          Market
 Amount     Variable Rate Demand Notes# - 3.2%                     Value

$ 777,817   American Family Financial Services, Inc., 3.4%      $ 777,817
  273,043   Wisconsin Corporation Central Credit Union, 3.4%      273,043
  610,416   Wisconsin Electric Power Company, 3.4%                610,416
                                                               -----------

            Total Short-Term Investments (Cost $1,661,276)      1,661,276
                                                               -----------

            Total Investments (Cost $53,459,417)  100.0%       52,386,207
                                                               -----------

            Liabilities, Less Other Assets - (0.00)%              (15,823)
                                                               ------------
            TOTAL NET ASSETS  100.0%                          $ 52,370,384
                                                            ==================

          ADR  - American Depository Receipt

          *    Non Income Producing

          f    Foreign

          # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2001.

                     See notes to the financial statements.

Baird MidCap Fund
--------------------------------------------------------------------------------
June 30, 2001

Investors became more encouraged about the prospects for improved economic conditions during the second quarter of 2001. The combination of Federal Reserve monetary policy and fiscal stimulus via tax refunds outweighed the prospects of a rather poor corporate profits picture.

Since the beginning of the year, the Federal Reserve has reduced interest rates six times, with a cumulative reduction in rates of 2.75%, including an unprecedented five cuts of one-half percent each. This swift and aggressive response to the decline in economic activity both here and abroad is likely to help avert what would be the first recession since the early 1990's. During the current slowdown, higher energy prices, rising labor costs and a strong dollar have contributed to the reduction in corporate profits. The most recent quarter marked the third sequential drop in overall profits here in the US, a trend that is likely to spread to international economies as well.

Mid Cap investors participated in the second quarter rally, erasing much, if not all, of the first quarter decline. Our emphasis on consistent, predictable growth companies continues to prove successful. Because of these companies' size and maturity, their revenues and earnings are typically less sensitive to the overall economy. This advantage, we believe, will allow these companies to continue to grow through the current downturn. In some cases this result occurs because of important new products recently introduced, in other cases because of a service that is provided and needed regardless of stock market or economic conditions.

We will continue to overweight sectors of the market and economy that are resistant to economic weakness, such as healthcare, while keeping economically sensitive areas such as capital goods and energy at market weights. During the quarter, we expanded the number of holdings in the financial area, as those companies should be early beneficiaries of lower interest rates and improving business conditions. We remain a believer in the U.S. consumer, keeping a full weighting in the retail and consumer durables sectors. Shares of energy related companies weakened during the period as prices for natural gas and gasoline stabilized. We would likely add to our positions in this sector as we move closer to the fall and winter heating season.

We expect that corporate profits will bottom in the third quarter of the year, with fourth quarter earnings likely to show the first year-over-year gains since the third quarter of 2000. The "silver lining" of a soft economy is the likelihood that inflation and interest rates will stay low, allowing stock prices to advance once the profit recovery is underway. We expect a strong rally in stock prices as the market anticipates the improvement in earnings. However, with the U.S. economy still facing several "headwinds" (e.g. high debt levels, high energy costs and weak foreign economies), the expected economic recovery is likely to remain below the above-average growth rates of the late 1990's. Our belief is that those companies able to show consistent, predictable profit growth will command premium valuations in this environment. We believe your portfolio is well positioned to capitalize on these expected trends.


Baird MidCap Fund Investment Management Team
J. Bary Morgan, CFA, Managing Director and Senior Portfolio Manager Charles F. Severson, CFA, Senior Vice President and Senior Portfolio Manager


Baird MidCap Fund
--------------------------------------------------------------------------------
A June 30, 2001 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's MidCap 400 Index is shown below.

Top 10 Holdings***

Elan                                             3.9%
Harley Davidson                                  3.5%
King Pharmaceuticals                             3.3%
Paychex                                          3.2%
Microchip Technology                             3.2%
Bed Bath & Beyond                                3.1%
Kohls                                            3.0%
Zions                                            3.0%
Wilmington Trust                                 3.0%
Patterson Dental                                 3.0%

Net Assets:                               $13,008,295
Portfolio Turnover Ratio:                      44.09%
Number of Equity Holdings:                         39

Portfolio Expense Ratio:
INSTITUTIONAL CLASS:                            1.25%
INVESTOR CLASS:                                 1.50% **


Equity Sector Analysis*

                                                MidCap          S&P 400
                                               --------         --------
Consumer Discretionary                          12.7%            14.4%
Consumer Staples                                 0.0%             3.9%
Energy                                           6.1%             6.3%
Financials                                      21.5%            17.1%
Health Care                                     17.7%            14.5%
Industrials                                     17.7%            13.0%
Information Technology                          20.1%            18.2%
Materials                                        0.0%             4.0%
Telecommunication Services                       2.0%             1.5%
Utilities                                        2.2%             7.1%


*    As of 6/30/01, based on equity sector values.
**   Includes 0.25% 12b-1 fee.
*** The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.

Total Returns
--------------------------------------------------------------------------------
      December 29, 2000(1) through June 30, 2001           Since Inception
--------------------------------------------------------------------------------
      Baird MidCap Fund - Institutional Class Shares        -6.20%
      Baird MidCap Fund - Investor Class Shares             -6.30%
      S&P MidCap 400 Index(2)                               -0.90%
--------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) The S&P MidCap 400 Index is an unmanaged capital-weighted index, representing the aggregate market value of the common equity of 400 stocks chosen by Standard & Poor's with a median capitalization of approximately $700 million. A direct investment in an index is not possible.

The Fund's investment results represent total returns for the period December 29, 2000 through June 30, 2001.

The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



Baird MidCap Fund

Schedule of Investments June 30, 2001 (unaudited)
                                                                 Market
         Shares                                                  Value
--------------------------------------------------------------------------------
                    COMMON STOCKS - 91.4%

                    AUTOMOBILES - 3.2%
         8,902      Harley-Davidson, Inc.                        419,106
                                                               -----------

                    BANKS - 12.7%
         8,550      Charter One Financial, Inc.                  272,745
         5,268      Investors Financial Services Corporation     352,956
         6,892      TCF Financial Corporation                    319,169
         5,732      Wilmington Trust Corporation                 359,110
         6,105      Zions Bancorporation                         360,195
                                                               -----------
                                                               1,664,175
                                                               -----------

                    COMMERCIAL SERVICES AND SUPPLIES - 11.2%
         4,821      The BISYS Group, Inc.*                       284,439
         5,126      Cintas Corporation                           237,078
         6,480      Concord EFS, Inc.*                           337,025
         9,567      Paychex, Inc.                                382,680
         8,833      Robert Half International, Inc.*             219,853
                                                               -----------
                                                                1,461,075
                                                               -----------

                    COMMUNICATIONS EQUIPMENT - 3.6%
         2,815      Black Box Corporation*                        189,618
         4,987      Comverse Technology, Inc.*                    284,758
                                                               -----------
                                                                  474,376
                                                               -----------

                    DIVERSIFIED FINANCIALS - 4.8%
         6,060      Legg Mason, Inc.                              301,546
         8,624      T. Rowe Price Group, Inc.                     322,451
                                                               -----------
                                                                  623,997
                                                               -----------
                    ELECTRIC SERVICES - 2.0%
        11,811      NRG Energy, Inc.*                             260,787
                                                               -----------
                    Electrical Equipment - 2.4%
        10,441      Molex, Inc. Class A                           311,351
                                                               -----------

                    ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.6%
        10,975      Jabil Circuit, Inc.*                          338,688
        10,463      Plexus Corporation*                           345,279
         6,641      Waters Corporation*                           183,358
                                                               -----------
                                                                  867,325
                                                               -----------

                    ENERGY EQUIPMENT & SERVICES - 5.3%
         8,996      BJ Services Company*                          255,306
        14,472      Crown Castle International Corporation* f     237,341
         3,426      Smith International, Inc.*                    205,217
                                                               -----------
                                                                  697,864
                                                               -----------

                    HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
         7,188      Biomet, Inc.                                  345,455
                                                               ------------

                    HEALTH CARE PROVIDERS & SERVICES - 4.7%
         3,960      Express Scripts, Inc.*                        217,919
        11,932      Patterson Dental Company*                     357,960
                                                               -----------
                                                                  575,879
                                                               -----------
                    INSURANCE - 2.1%
        10,502      Arthur J. Gallagher & Company                 273,052
                                                               -----------

                    MACHINERY - 2.7%
         6,175      Danaher Corporation                           345,800
                                                               -----------

                    MEDIA - 2.7%
         5,128      Macrovision Corporation*                      351,268
                                                               -----------

                    MULTILINE RETAIL - 2.8%
         5,757      Kohl's Corporation*                           361,137
                                                               -----------
                    OIL & GAS - 2.0%
         5,243      Apache Corporation                            266,082
                                                               -----------

                    OFFICE ELECTRONICS - 2.4%
         6,454      Zebra Technologies Corporation - Class A*     317,020
                                                               -----------

                    PHARMACEUTICALS - 8.9%
         7,575      Elan Corporation PLC-ADR* f                   462,075
         4,241      Forest Laboratories, Inc.*                    301,111
         7,342       King Pharmaceuticals, Inc.*                  394,632
                                                               -----------
                                                                1,157,818
                                                               -----------

                    SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.0%
        11,353      Microchip Technology, Inc.*                   379,531
         6,594      Vitesse Semiconductor Corporation*            138,738
                                                               -----------
                                                                  518,269
                                                               -----------
                    SOFTWARE - 1.7%
         3,920      Electronic Arts, Inc.*                        226,968
                                                               -----------

                    SPECIALTY RETAIL - 2.9%
        12,325      Bed Bath & Beyond, Inc.*                      369,750
                                                               -----------

                    Total Common Stocks (Cost $12,054,021)     11,888,554
                                                               -----------

          Principal                                             Market
           Amount                                               Value
--------------------------------------------------------------------------------
                    SHORT-TERM INVESTMENTS - 8.8%

                    Variable Rate Demand Notes# - 8.8%
     $ 549,698      American Family Financial
                    Services, Inc., 3.4%                        $ 549,698
       198,388      Wisconsin Corporation Central
                    Credit Union, 3.4%                            198,388
       397,932      Wisconsin Electric Power Company, 3.4%        397,932
                                                               -----------

                    Total Short-Term Investments
                    (Cost $1,146,018)                           1,146,018
                                                               -----------
                    Total Investments
                    (Cost $13,200,040)  100.2%                 13,034,572
                                                               -----------

                    Liabilities, Less Other Assets - (0.2%)       (26,277)
                                                               -----------

                    TOTAL NET ASSETS  100.0%                 $ 13,008,295
                                                               ===========

                    ADR  - American Depository Receipt

                    *    Non Income Producing

                    f    Foreign

                    # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2001.

                     See notes to the financial statements.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Assets and Liabilities June 30, 2001 (unaudited)

                                                                Baird Horizon        Baird MidCap
                                                                Growth Fund             Fund
--------------------------------------------------------------------------------------------------
   ASSETS:
       Investments, at value                                    $ 52,386,207       $ 13,034,572
           (cost $53,459,417, $13,200,040 respectively)
       Dividends receivable                                           35,889              3,589
       Interest receivable                                             5,591              2,981
       Receivable for fund shares sold                                 3,457              2,999
       Other assets                                                    4,672              8,330
                                                                  -----------        -----------
       Total assets                                               52,435,816         13,052,471
                                                                  -----------        -----------
   LIABILITIES:
       Payable to Advisor                                             35,936             16,122
       Accrued expenses and other liabilities                         29,496             28,054
                                                                  -----------        -----------
       Total liabilities                                              65,432             44,176
                                                                  -----------        ------------
   NET ASSETS                                                   $ 52,370,384       $ 13,008,295
                                                              ================  =================

   NET ASSETS CONSIST OF:
       Capital stock                                            $ 53,578,632       $ 13,559,058
       Accumulated undistributed net
           investment income                                          24,936                  -
       Accumulated net realized loss
           on investments sold                                      (159,974)          (385,295)
       Net unrealized depreciation
           on investments                                         (1,073,210)          (165,468)
                                                                 -----------       --------------
   NET ASSETS                                                   $ 52,370,384       $ 13,008,295
                                                              ================  =================

   INSTITUTIONAL CLASS SHARES
       Net Assets                                               $ 51,821,052       $ 12,283,957
       Shares outstanding
           ($0.01 par value authorized)                            5,964,237          1,310,175
       Net asset value, offering and
           redemption price per share                                 $ 8.69             $ 9.38
                                                              ================  =================

   INVESTOR CLASS SHARES
       Net Assets                                                  $ 549,332          $ 724,338
       Shares outstanding
         ($0.01 par value authorized)                                 63,330             77,265
       Net asset value, offering and
         redemption price per share                                   $ 8.67             $ 9.37
                                                              ================  =================

                     See notes to the financial statements.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Operations  Six months ended June 30, 2001 (unaudited)


                                                              Baird Horizon         Baird MidCap Fund
                                                               Growth Fund
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Dividends                                                    $ 96,078            $ 21,313
      Interest income                                                27,949              13,773
                                                                 -------------         -----------
      Total investment income                                       124,027              35,086
                                                                 -------------         -----------

EXPENSES:
      Administration fee                                             18,100              18,100
      Shareholder servicing fees                                     13,756              13,756
      Fund accounting fees                                           15,385              15,385
      Professional fees                                              11,765              12,670
      Investment advisory fee                                        85,494              44,531
      Federal and state registration                                  7,059               7,421
      Custody fee                                                     3,620               3,620
      Directors fee                                                   1,448               3,258
      Miscellaneous fee                                               2,534               2,534
      Reports to shareholders                                           362               1,267
      Distribution fee - Investor Class Shares                          444                 495
                                                                 --------------        -----------
                                                                    159,967             123,037
      Expense reimbursement by Advisor                              (60,876)            (48,324)
                                                                 --------------        -----------
      Total expenses                                                 99,091              74,713
                                                                 --------------        -----------
NET INVESTMENT INCOME (LOSS)                                         24,936             (39,627)
                                                                 --------------        ------------

REALIZED AND UNREALIZED LOSS
      ON INVESTMENTS:
      Realized loss on investments                                  (98,377)           (385,295)
      Change in unrealized appreciation (depreciation)
      on investments                                               (729,281)             80,488
                                                                 ---------------       ------------
      Net realized and unrealized loss on investments              (827,658)           (304,807)
                                                                 ---------------       ------------
NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                            $ (802,722)         $ (344,434)
                                                                 ===============       =============
                     See notes to the financial statements.


BAIRD FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                            Baird Horizon Growth Fund
                                                                      ------------------ ------------------------
                                                                      Six months ended    September 29, 2000 (1)
                                                                       June 30, 2001          through
                                                                         (unaudited)      December 31, 2000
                                                                      ------------------ ------------------------
OPERATIONS:
     Net investment income                                                   $ 24,936          $ 3,061
     Net realized loss on investments                                         (98,377)         (59,283)
     Change in unrealized appreciation (depreciation) on investments         (729,281)        (343,930)
                                                                        ----------------   -----------------
     Net decrease in net assets resulting from operations                    (802,722)        (400,152)
                                                                        ----------------   -----------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                             44,869,437       11,357,250
     Shares issued to holders in reinvestment of dividends                          -            5,404
     Cost of shares redeemed                                               (1,361,956)      (1,316,473)
                                                                        ----------------   -----------------
     Net increase in net assets resulting from
       capital share transactions                                          43,507,481       10,046,181
                                                                        ----------------   -----------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHARES SHAREHOLDERS:
     From net investment income                                                     -           (3,090)
     From realized gains                                                            -           (2,304)
                                                                        ----------------   -----------------
                                                                                    -           (5,394)
                                                                        ----------------   -----------------

DISTRIBUTIONS TO INVESTOR CLASS SHARES SHAREHOLDERS:
     From net investment income                                                     -                -
     From realized gains                                                            -              (10)
                                                                        ----------------   -----------------
                                                                                    -              (10)
                                                                        ----------------   -----------------

TOTAL INCREASE IN NET ASSETS                                               42,704,759        9,640,625

NET ASSETS:
     Beginning of period                                                    9,665,625           25,000
                                                                        ----------------   -----------------
     End of period (including undistributed net investment
     income of $24,936)                                                  $ 52,370,384       $ 9,665,625
                                                                        ================   =================


(1)  Commencement of operations.

                     See notes to the financial statements.


BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                           Baird MidCap Fund
                                                                ----------------------------------------------
                                                                Six months ended        December 29, 2000 (1)
                                                                 June 30, 2001                 through
                                                                  (unaudited)             December 31, 2000
                                                                ----------------------------------------------
OPERATIONS:
     Net investment loss                                               $ (39,627)               $ (806)
     Net realized loss on investments                                   (385,295)                    -
     Change in unrealized appreciation (depreciation)
     on investments                                                       80,488              (245,956)
                                                                   -----------------       ---------------
     Net decrease in net assets resulting from operations               (344,434)             (246,762)
                                                                   -----------------       ---------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                         5,524,104             8,100,000
     Shares issued to holders in reinvestment of dividends                     -                     -
     Cost of shares redeemed                                             (24,613)                    -
                                                                   -----------------       ---------------
     Net increase in net assets resulting from
       capital share transactions                                      5,499,491             8,100,000
                                                                   -----------------       ---------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHARES SHAREHOLDERS:
     From net investment income                                                -                     -
     From realized gains                                                       -                     -
                                                                   -----------------       ---------------
                                                                               -                     -
                                                                   -----------------       ---------------

DISTRIBUTIONS TO INVESTOR CLASS SHARES SHAREHOLDERS:
     From net investment income                                                -                     -
     From realized gains                                                       -                     -
                                                                   -----------------       ----------------
                                                                               -                     -
                                                                   -----------------       ----------------

TOTAL INCREASE IN NET ASSETS                                           5,155,057             7,853,238

NET ASSETS:
     Beginning of period                                               7,853,238                     -
                                                                   -----------------       -----------------
     End of period                                                  $ 13,008,295           $ 7,853,238
                                                                   =================       =================
(1)  Commencement of operations.


                     See notes to the financial statements.

BAIRD FUNDS, INC.
-------------------------------------------------------------------------------
Financial Highlights

                                                             Baird Horizon Growth Fund
                                             -------------------------------------------------------------------------------
                                             Institutional     Institutional        Investor Class    Investor Class Shares
                                             Class Shares      Class Shares             Shares         September 29, 2000 (1)
                                            Six months ended   September 29, 2000(1) Six months ended         through
                                             June 30, 2001        through           June 30, 2001       December 31, 2000
                                             (unaudited)       December 31, 2000      (unaudited)

Per Share Data:

     Net asset value, beginning of period         $9.58               $10.00              $9.57          $10.00

Income from investment operations:
     Net investment income                         0.01 (2)             0.00               0.00 (2)        0.00
     Net realized and unrealized (losses)
     on investments                               (0.90)               (0.42)             (0.90)          (0.43)
                                               ------------      -----------------   ---------------    -------------
     Total from investment operations             (0.89)               (0.42)             (0.90)          (0.43)
                                               ------------      -----------------   ---------------    -------------
Less distributions:
     Dividends from net investment income          0.00                (0.00)(3)           0.00            0.00 (3)
     Distributions from net realized gains         0.00                (0.00)(3)           0.00           (0.00)(3)
                                               ------------      -----------------   ---------------    -------------

     Total distributions                           0.00                (0.00)              0.00           (0.00)
                                               ------------      -----------------   ---------------    -------------

Net asset value, end of period                    $8.69                $9.58              $8.67           $9.57
                                               ============      =================   ================   ==============

Total return (4)                                 (9.29%)              (4.15%)            (9.40%)         (4.28%)

Supplemental data and ratios:
     Net assets, end of period                  $51,821,052           $9,623,337        $549,332         $42,288
     Ratio of expenses to average net assets (5)  0.75% (6)            0.85% (6)          1.00% (7)       1.10% (7)
     Ratio of net investment income (loss) to
     average net assets (5)                       0.19% (6)            0.13% (6)         (0.06%)(7)      (0.12%)(7)
     Portfolio turnover rate (8)                  2.19%                4.38%              2.19%           4.38%


(1)  Commencement of operations.
(2)  Calculated using average shares outstanding during the period.
(3)  Amount of dividends and distributions paid is less than $0.01.
(4)  Not annualized.
(5)  Annualized.
(6) Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2001 and December 31, 2000 would have been 1.21% and 2.94%, respectively; and the ratios of net investment income (loss) to average net assets would have been (0.27%) and (1.97%), respectively.
(7) Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2001 and December 31, 2000 would have been 1.46% and 3.19%, respectively; and the ratios of net investment income (loss) to average net assets would have been (0.52%) and (2.22%), respectively.
(8) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.


BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights

                                                                   Baird MidCap Fund
                                           ----------------------------------------------------------------------------------
                                            Institutional Class  Institutional          Investor         Investor
                                            Six months ended     Class Shares          Class Shares     Class Shares
                                              June 30, 2001     Six months ended      Six months ended December 29, 2000(1)
                                               (unaudited)      December 29, 2000 (1) June 30, 2001       throught
                                                                    through           (unaudited)      December 31, 2000
                                                                 December 31, 2000
Per Share Data:                            ----------------------------------------------------------------------------------

     Net asset value, beginning of period         $9.70              $10.00             $9.70           $10.00
                                            ------------------   ----------------   ---------------   -------------

Income from investment operations:
     Net investment loss                          (0.03)(2)           (0.00)(3)         (0.04)(3)        (0.00)
     Net realized and unrealized (losses)
     on investments                               (0.29)              (0.30)            (0.29)           (0.30)
                                            ------------------   ----------------   ---------------   -------------
     Total from investment operations             (0.32)              (0.30)            (0.33)           (0.30)
                                            ------------------   ----------------   ---------------   --------------

Less distributions:
     Dividends from net investment income          0.00                0.00              0.00             0.00
     Distributions from net realized gains         0.00                0.00              0.00             0.00
                                            ------------------   ----------------   ---------------   --------------
     Total distributions                           0.00                0.00              0.00             0.00
                                            ------------------   ----------------   ---------------   --------------

Net asset value, end of period                    $9.38               $9.70             $9.37            $9.70
                                            ==================   ================   ===============   ===============

Total return (4)                                  (3.30%)             (3.00%)           (3.40%)          (3.00%)

Supplemental data and ratios:

     Net assets, end of period                  $12,283,957          $7,853,228          $724,338              $10

     Ratio of expenses to average
     net assets (5)                               1.25% (6)           1.25% (6)         1.50% (7)          1.50%

     Ratio of net investment loss to
     average net assets (5)                      (0.07%)(6)          (1.25%)(6)        (0.91%)(7)       (1.50%)(7)
     Portfolio turnover rate (8)                 44.09%                  0%            44.09%               0%


(1)  Commencement of operations.
(2)  Calculated using average shares outstanding during the period.
(3)  Amount of dividends and distributions paid are less than $0.01.
(4)  Not annualized.
(5)  Annualized.
(6) Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2001 and December 31, 2000 would have been 2.08% and 2.78%, respectively; and the ratios of net investment loss to average net assets would have been (1.49%) and (2.78%), respectively.
(7) Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2001 and December 31, 2000 would have been 2.33% and 3.03%, respectively; and the ratios of net investment loss to average net assets would have been (1.74%) and (3.03%), respectively.
(8) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Notes to the Financial Statements           June 30, 2001          (unaudited)

                            Baird Horizon Growth Fund
                                Baird MidCap Fund

1.   ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird Horizon Growth Fund and the Baird MidCap Fund (each a "Fund" and collectively the "Funds"), two of the seven portfolios comprising the Corporation. Pursuant to the 1940 Act, the Funds are "diversified" series of the Corporation. The Baird Short-Term Bond Fund is not presently being offered to investors. The investment objectives of the Baird Horizon Growth Fund and Baird MidCap Fund are set forth below.

The Baird Horizon Growth Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The investment objective of the Baird Horizon Growth Fund is to seek long-term growth of capital through investments in equity securities of large-capitalization companies.

The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The investment objective of the Baird MidCap Fund is to seek long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Funds have issued two classes of shares: Institutional Class Shares and Investor Class Shares. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

On June 30, 2001, one shareholder related to the investment advisor held approximately 99% of the Institutional Class Shares of the Baird Horizon Growth Fund and one shareholder related to the investment advisor held 95% of the Institutional Class Shares of the Baird MidCap Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks that are listed on a security exchange or quoted on the NASDAQ are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by
     management  in  accordance  with  procedures   approved  by  the  Board  of
     Directors.

b) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Notes to the Financial Statements           June 30, 2001          (unaudited)

                            Baird Horizon Growth Fund
                                Baird MidCap Fund

2.   SIGNIFICANT ACCOUNTING POLICIES (cont.)

c) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required.

d) Distributions to Shareholders - Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3.   CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD HORIZON GROWTH FUND

                                  Period Ended                                              Period Ended
                                 June 30, 2001                                             June 30, 2001
                           ---------------------------                               ---------------------------
Institutional Class Shares       $          Shares       Investor Class Shares           $            Shares
                           -------------- ------------                              -------------  -------------
Shares sold                  $44,340,370    5,111,024    Shares sold                   $ 529,067         58,909
Shares redeemed              (1,361,956)    (151,402)    Shares redeemed                       -              -
                           -------------- ------------                              --------------  -------------
Net Increase                 $42,978,414    4,959,622    Net Increase                  $ 529,067         58,909
                           ============== ============                              ==============
Shares Outstanding:                                      Shares Outstanding:
    Beginning of period                     1,004,615        Beginning of period                          4,421
                                          ------------                                             -------------
    End of period                           5,964,237        End of period                               63,330
                                          ============                                             =============


                                      Period Ended                                              Period Ended
                                   December 31, 2000                                         December 31, 2000
                               ---------------------------                               ---------------------------
Institutional Class Shares           $          Shares      Investor Class Shares             $           Shares
                               -------------- ------------                               ------------  -------------
Shares sold                      $11,327,000    1,140,071   Shares sold                     $ 30,250          3,170
Shares issued through                                       Shares issued through
reinvestment of dividends                                   reinvestment of
                               5,394          570           dividends                     10           1
Shares redeemed                  (1,316,473)    (137,276)   Shares redeemed                        -              -
                                              ------------                                             -------------
                               --------------                                            ------------
Net Increase                     $10,015,921    1,003,365   Net Increase                    $ 30,260          3,171
                               ==============                                            ============
Shares Outstanding:                                         Shares Outstanding:
    Beginning of period                             1,250       Beginning of period                           1,250
                                              ------------                                             -------------
    End of period                               1,004,615       End of period                                 4,421
                                              ============                                             =============



BAIRD MIDCAP FUND

                                      Period Ended                                                Period Ended
                                      June 30, 2001                                              June 30, 2001
                              ------------------------------                               ---------------------------
Institutional Class Shares          $             Shares        Investor Class Shares           $           Shares
                              ---------------  -------------                               ------------  -------------
Shares sold                       $4,792,163        502,587     Shares sold                  $ 731,941         77,264
Shares redeemed                     (24,613)        (2,411)     Shares redeemed                      -              -
                                               -------------                                             -------------
                              ---------------                                              ------------
Net Increase                      $4,767,550        500,176     Net Increase                 $ 731,941         77,264
                              ===============                                              ============
Shares Outstanding:                                             Shares Outstanding:
    Beginning of period                             809,999         Beginning of period                             1
                                               -------------                                             -------------
    End of period                                 1,310,175         End of period                              77,265
                                               =============                                             =============


                                      Period Ended                                             Period Ended
                                   December 31, 2000                                         December 31, 2000
                              -----------------------------                              --------------------------
Institutional Class Shares          $            Shares       Investor Class Shares          $          Shares
                              ---------------  ------------                              -----------  ------------
Shares sold                       $8,099,990       809,999    Shares sold                     $  10             1
Shares redeemed                            -             -    Shares redeemed                     -             -
                                               ------------                                           ------------
                              ---------------                                            -----------
Net Increase                     $ 8,099,990       809,999    Net Increase                    $  10             1
                              ===============                                            ===========
Shares Outstanding:                                           Shares Outstanding:
    Beginning of period                                  -        Beginning of period                           -
                                               ------------                                           ------------
    End of period                                  809,999        End of period                                 1
                                               ============                                           ============

4.   INVESTMENT TRANSACTIONS

During the period ended June 30, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

                        Baird Horizon                Baird
                         Growth Fund              MidCap Fund
                       --------------            -------------
Purchases:              $ 42,731,550              $ 9,994,227
Sales:                  $    507,132              $ 4,844,525

At June 30, 2001, gross unrealized appreciation and depreciation of investments for federal tax purposes were as follows:


                              Cost for Federal    Tax Basis Gross     Tax Basis Gross      Tax Basis Net
                                 Income Tax          Unrealized          Unrealized          Unrealized
                                  Purposes          Appreciation        Depreciation        Depreciation
                                ------------      ---------------       ------------       --------------
Baird Horizon Growth Fund        $53,459,417         $2,753,264          $3,826,474          $1,073,210
Baird MidCap Fund                  $13,200,040       $1,055,678          $1,221,146          $ 165,468

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2000, the Baird Horizon Growth Fund elected to defer capital losses occurring between November 1, 2000 and December 31, 2000 in the amount of $61,597.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird Horizon Growth Fund and 0.75% for the Baird MidCap Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

For the six  months  ending  June 30,  2001,  the  Advisor  agreed  to waive its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts:


                                Institutional Class Shares      Investor Class Shares
                                --------------------------      ---------------------
Baird Horizon Growth Fund               0.75%                           1.00%
Baird MidCap Fund                       1.25%                           1.50%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed. For the six month period ended June 30, 2001, the Advisor reimbursed/absorbed $60,876 and $48,324 for the Baird Horizon Growth Fund and Baird MidCap Fund, respectively. These reimbursed/absorbed expenses are subject to recovery by the Advisor until December 31, 2003. During the period prior to commencement of operations, the Advisor absorbed $7,405 and $6,837 of organizational expenses of the Baird Horizon Growth Fund and Baird MidCap Fund, respectively.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. Firstar Bank, N.A. serves as custodian for the Funds.

Robert W. Baird and Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird Horizon Growth Fund and Baird MidCap Fund for the six months ended June 30, 2001.

6.   DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan allows the Funds to reimburse the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Horizon Growth Fund and the Baird MidCap Fund incurred $444 and $495, respectively, in fees pursuant to the Plan for the period ended June 30, 2001.

7.   RECENT FINANCIAL REPORTING PRONOUNCEMENT

In November 2000, the American Institute of Certified Public Accountants issued a new Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supersedes its predecessor and is effective for fiscal years beginning after December 15, 2000. The new Guide, among other things, sets forth certain accounting principles that must be applied by investment companies and may require a change from their present practices. Investment companies will be required to amortize premiums and discounts on debt securities using the interest method and to record paydown gains and losses on asset-backed securities as adjustments to interest income, not as realized gains and losses. The Funds presently intend to adopt the Guide's provisions for the year ending December 31, 2001, and do not expect the adoption of the new guide to have a significant effect on their recognition of income or gains and losses. Further, it will not affect the determination of either net asset values or total returns.

                                BAIRD FUNDS, INC.
                     c/o Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701
                                  1-866-44BAIRD

--------------------------------------------------------------------------------
Board of Directors                                    Legal Counsel

G. Frederick Kasten, Jr. (chairman)           Godfrey & Kahn, S.C.
                                              780 North Water Street
John W. Feldt                                 Milwaukee, Wisconsin 53202

George C. Kaiser                              ----------------------------------
                                              Independent Auditors
Stephen A. Roell

-------------------------------------------   PricewaterhouseCoopers LLP
                                              100 East Wisconsin Avenue,
                                              Suite 1500
Investment Advisor                            Milwaukee, Wisconsin  53202

Robert W. Baird & Co. Incorporated            ---------------------------------
777 East Wisconsin Avenue                     Distributor
Milwaukee, Wisconsin 53202
-------------------------------------------
                                              Robert W. Baird & Co. Incorporated
                                              777 East Wisconsin Avenue
                                              Milwaukee, Wisconsin 53202
Administrator, Transfer Agent and Dividend -
Disbursing Agent                              ----------------------------------

Firstar Mutual Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

-------------------------------------------
Custodian

Firstar Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202




BAIRD/
FUNDS


SEMI-ANNUAL REPORT

June 30, 2001


BAIRD INTERMEDIATE BOND FUND

BAIRD CORE BOND FUND

BAIRD AGGREGATE BOND

BAIRD INTERMEDIATE MUNICIPAL BOND FUND


                                TABLE OF CONTENTS

2001 Bond Market Overview .....................................................2

Baird Intermediate Bond Fund ..................................................3

Baird Core Bond Fund .........................................................10

Baird Aggregate Bond Fund.....................................................18

Baird Intermediate Municipal Bond Fund .......................................26

Statements of Assets and Liabilities .........................................30

Statements of Operations .....................................................31

Statements of Changes in Net Assets ..........................................32

Financial Highlights .........................................................36

Notes to Financial Statements ................................................40

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


2001 BOND MARKET OVERVIEW
--------------------------------------------------------------------------------
June 30, 2001

Steeper Curve, Tighter Spreads
The Fed's aggressive easing so far this year (six moves totaling 275 basis points) has had two key effects on the bond market: 1) a steeper yield curve and
2) a compression of yield spreads on non-Treasury sectors. The spread between the 2-year and 30-year Treasury, which started the year at just 37 basis points, increased to 152 basis points at the end of June (see chart below).

[LINE CHART]
                                 Treasury Yields

Maturity        Dec 31, 2000    June 30, 2001   Change
--------        ------------    -------------   ------

1                5.36%            3.63%          -1.73
2                5.09%            4.24%          -0.85
3                5.13%            4.59%          -0.54
5                4.97%            4.95%          -0.03
7                5.17%            5.27%           0.10
10               5.11%            5.41%           0.30
15               5.50%            5.86%           0.35
20               5.59%            5.93%           0.34
25               5.16%            5.93%           0.32
30               5.46%            5.76%           0.30


The steepness of the curve reflects the market's expectation that the Fed's course of action will turn a slowing economy around in short order. Confidence in a quick return to healthier growth is also evident in the notable contraction of credit spreads over the first half of this year (see chart below, left). 10-year A-rated credit spreads have shrunk from nearly +200 basis points in December to approximately +150 basis points at the end of June. The contraction in spreads has not been without volatility (spreads widened in both February and June), however, suggesting some concern that the Fed's medicine may not be enough to rejuvenate an ailing economy. The table below (right) shows that even with some volatility, it has still been a good year so far for the non-Treasury sectors of the investment grade bond market.

[LINE CHART]

U.S. INVESTMENT GRADE CORPORATE BONDS      TOTAL RETURNS OF SELECTED LEHMAN
         HISTORICAL SPREADS                BROTHERS INDICES AND SUBSECTORS
        1995- JUNE 30, 2001

Date                      All AA 10Yr                 All A 10Yr    All BBB 10Yr
1/31/95                      51.70                      71.76             98.83
2/28/95                      52.24                      70.15             97.20
3/31/95                      49.09                      66.71             93.98
4/28/95                      50.01                      67.91             94.45
5/31/95                      52.02                      69.83             94.91
6/30/95                      53.38                      71.69             95.82
7/31/95                      51.55                      67.81             90.07
8/31/95                      47.40                      63.99             84.80
9/29/95                      50.08                      64.98             85.47
10/31/95                     53.89                      71.68             92.44
11/30/95                     54.50                      73.89             95.33
12/29/95                     53.63                      71.94             95.94
1/31/96                      52.57                      70.89             96.44
2/29/96                      48.42                      65.13             92.94
3/29/96                      44.40                      62.72             89.65
4/30/96                      45.93                      63.28             88.78
5/31/96                      45.67                      60.82             85.89
6/28/96                      48.11                      64.87             88.53
7/31/96                      48.84                      65.17             88.38
8/30/96                      45.98                      61.72             85.59
9/30/96                      45.98                      60.90             84.72
10/31/96                     46.59                      59.28             81.49
11/29/96                     47.01                      59.67             81.14
12/31/96                     47.95                      60.66             82.34
1/31/97                      48.55                      60.32             80.85
2/28/97                      44.06                      54.05             73.57
3/31/97                      46.48                      57.14             75.97
4/30/97                      47.73                      60.73             80.61
5/30/97                      48.68                      60.39             80.06
6/13/97                      46.84                      58.66             79.08
6/30/97                      46.29                      58.58             78.49
7/15/97                      45.48                      58.24             77.12
7/31/97                      46.34                      57.51             76.59
8/15/97                      46.61                      58.42             77.02
8/29/97                      47.12                      58.94             78.04
9/15/97                      49.00                      62.49             79.90
9/30/97                      47.04                      59.92             78.45
10/15/97                     48.69                      61.28             79.31
10/31/97                     52.02                      64.69             82.82
11/14/97                     60.97                      76.27             94.17
11/28/97                     58.32                      73.38             93.93
12/15/97                     58.23                      73.17             94.24
12/31/97                     58.37                      73.47             95.79
1/15/98                      65.56                      82.95             106.04
1/30/98                      64.23                      82.97             107.54
2/13/98                      58.27                      76.44             102.19
2/27/98                      55.61                      74.53             100.44
3/13/98                      56.13                      74.65             100.32
3/31/98                      56.89                      74.79             101.23
4/15/98                      55.27                      72.62             100.08
4/30/98                      55.90                      73.09             98.94
5/15/98                      55.82                      73.50             99.44
5/29/98                      54.52                      72.22             97.32
6/15/98                      64.38                      80.77             106.82
6/30/98                      65.31                      81.99             107.67
7/15/98                      62.98                      80.93             107.99
7/31/98                      70.06                      87.49             114.01
8/14/98                      79.32                      95.86             130.01
8/31/98                     104.02                     128.45             172.87
9/15/98                     100.47                     124.39             176.00
9/30/98                     102.58                     129.16             180.57
10/15/98                    114.71                     147.19             205.68
10/30/98                    117.46                     147.79             211.71
11/13/98                    101.63                     133.64             197.75
11/30/98                     92.66                     120.91             86.00
12/15/98                     90.27                     127.28             196.63
12/31/98                     79.57                     114.91             189.28
1/15/99                      72.22                     108.52             180.71
1/29/99                      73.69                     110.95             181.77
2/12/99                      72.05                     106.17             170.23
2/26/99                      70.50                     104.31             164.57
3/15/99                      67.16                      98.18             154.32
3/31/99                      68.90                      96.74             149.17
4/15/99                      68.36                      96.21             146.39
4/30/99                      74.78                      96.75             145.31
5/14/99                      74.90                      93.68             139.19
5/28/99                      82.47                     102.41             146.02
6/15/99                      88.00                     108.92             147.08
6/30/99                      87.07                     110.03             153.05
7/15/99                      85.04                     108.65             150.55
7/30/99                      94.35                     117.80             158.41
8/13/99                     103.70                     129.50             170.53
8/31/99                      99.75                     126.12             169.56
9/15/99                      90.39                     114.09             157.34
9/30/99                      95.22                     117.19             161.13
10/15/99                     84.32                     105.31             152.27
10/29/99                     89.10                     110.33             156.42
11/15/99                     88.26                     106.65             155.97
11/30/99                     75.94                      93.98             142.99
12/15/99                     83.06                     100.82             146.38
12/31/99                     85.33                     101.99             144.62
1/14/00                      91.86                     107.26             149.51
1/31/00                      95.91                     113.86             153.96
2/15/00                     105.92                     120.39             161.56
2/29/00                     111.12                     125.82             166.14
3/15/00                     124.99                     141.41             184.90
3/31/00                     135.20                     153.49             198.82
4/14/00                     137.62                     156.44             205.88
4/28/00                     137.93                     159.32             214.26
5/15/00                     150.84                     169.86             223.92
5/31/00                     154.27                     170.32             224.12
6/15/00                     142.17                     158.97             202.19
6/30/00                     144.14                     165.11             204.20
7/14/00                     144.73                     161.20             200.68
7/31/00                     149.81                     165.78             205.43
8/15/00                     153.30                     166.96             208.25
8/31/00                     154.07                     170.20             212.09
9/15/00                     141.71                     163.90             211.04
9/29/00                     136.50                     162.51             209.72
10/13/00                    153.47                     183.76             226.94
10/31/00                    149.41                     181.00             234.77
11/15/00                    148.26                     185.03             238.17
11/30/00                    164.03                     200.28             250.65
12/15/00                    155.71                     194.85             253.13
12/29/00                    155.66                     197.33             255.18
1/12/01                     140.56                     178.48             241.14
1/31/01                     125.15                     165.76             230.67
2/15/01                     126.85                     170.23             230.74
2/28/01                     127.38                     168.49             229.65
3/15/01                     131.45                     170.24             235.31
3/30/01                     125.65                     163.33             231.07
4/12/01                     126.96                     168.47             232.27
4/30/01                     114.34                     152.58             215.89
5/15/01                     115.36                     153.37             211.36
5/31/01                     108.54                     144.23             200.95
6/15/01                     109.39                     143.93             198.87
6/30/01                     107.79                     142.99             201.04

                                          Index/Sector             Year-to-Date
                                           -------------            ------------

                                        LB Aggregate Index              3.62%
                                        LB Gov't/Credit Index           3.51%
                                        US TREASURY SECTOR              1.95%
                                        Gov't Agency Sector             3.06%
                                        Corporate Sector                5.48%
                                        MBS Sector                      3.78%
                                        ABS Sector                      4.41%
                                        High Yield Sector               3.93%

The secular decline in corporate credit quality continues amidst a deluge of new corporate issuance in the first half of 2001. Average monthly issuance of new investment grade corporates is running at twice the pace of last year. While we do expect new issuance to taper significantly in the back half of the year, corporate supply continues to be very strong even as the amount of outstanding Treasury debt continues to dwindle. The resulting shift in the composition of the market is profound and is dramatically raising the overall risk profile of investment grade fixed income benchmarks.


BAIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

June 30, 2001

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund Expenses, greater thant the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Goverment/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.


PORTFOLIO CHARACTERISTICS
[BAR CHART]


QUALITY DISTRIBUTION                            SECTOR WEIGHTINGS

U.S. Treasury            6%             U.S. Treasury            6%

U.S. Gov't Agency       28%             U.S. Gov't Agency       20%

Aaa                     24%             Mortgage/CMOs           15%

Aa                       1%             Int'l                    6%

A                       17%             Asset-Backed            12%

Baa                     24%             Industrials             15%

                                        Utility                  7%

                                        Finance/Bank/Broker     15%

                                        Cash                     4%

Net Assets:                            $ 57,428,346

SEC 30-Day Yield:**                         Portfolio Expense Ratio:
  Institutional Class:      6.04%             Institutional Class:        0.30%
  Investor Class:           5.77%             Investor Class:             0.55%*
Average Duration:           3.66 years      Portfolio Turnover Ratio:    55.38%
Average Maturity:           5.92 years      Total Number of Holdings:    104

*    Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are caluclated on 30 days ended June 30, 2001.


Total Returns
--------------------------------------------------------------------------------
September 29, 2000 (1) through June 30, 2001                    Since Inception
--------------------------------------------------------------------------------
Baird Intermediate Bond Fund - Institutional Class Shares         10.85%
Baird Intermediate Bond Fund - Investor Class Shares              10.75%
Lehman Brothers Intermediate Government/Credit Bond Index(2)       7.93%
-------------------------------------------------------------------------------

     (1)  Commencement of operations.

     (2) The Lehman Brothers Intermediate Government/Credit Bond Index is an umanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. A direct investment in an index is not possible.

The Fund's investment results represent total returns for the period September 29, 2000 through June 30, 2001. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BAIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS         JUNE 30, 2001   (unaudited)

Principal                                                                     Market
  Amount                                                                      Value
------------------------------------------------------------------------------------------
                HOME EQUITY LOAN RECEIVABLES - 11.8%
                AAMES Mortgage Trust,
  $300,000           Series 1998-C, Class A6F, 6.13%, 09-15-2028            $ 300,073
                AFC Home Equity Loan Trust,
   456,880           Series 1997-2, Class 1A5, 6.97%, 06-25-2027              467,745
                Advanta Mortgage Loan Trust,
   174,660           Series 1994-1, Class A1, 6.30%, 07-25-2025               176,429
                BankAmerica Manufactured Housing Contract,
   300,000           Series 1997-1, Class A7, 6.58%, 10-10-2019               301,274
                Contimortgage Home Equity Loan Trust,
 1,000,000           Series 1998-3, Class A17, 6.22%, 10-15-2029              990,350
                Corestates Home Equity Trust,
 1,001,345           Series 1994-1, Class A, 6.65%, 05-15-2009              1,015,001
                Delta Funding Home Equity Loan Trust:
   131,865           Series 1996-2, Class A3, 7.54%, 10-25-2014               133,843
   575,386           Series 1997-2, Class A6, 7.04%, 06-25-2027               589,838
   625,000           Series 1999-1, Class A6F, 6.34%, 12-15-2028              622,572
                EQCC Home Equity Loan Trust,
   720,000           Series 1997-3, Class A9, 6.57%, 02-15-2029               727,601
                Green Tree Home Improvement Loan Trust,
   838,150           Series 1998-D, Class HEA6, 6.15%, 08-15-2029             850,480
                IMC Home Equity Loan Trust:
   277,744           Series 1997-7, Class A8, 6.65%, 02-20-2029               292,850
   292,457           Series 1998-1, Class A6, 6.52%, 06-20-2029               296,211
                                                                            ----------
                                                                            6,764,267
                                                                            ----------
               CORPORATE BONDS - 36.8%
               Alabama Power Company 1st Mortgage,
   245,000           9.00%, 12-01-2024                                         258,808
               Allfirst Financial, Inc. Subordinated Notes,
 1,150,000           7.20%, 07-01-2007                                       1,163,830
               American Airline Pass Thru Certificates,
 1,000,000           7.77%, 05-23-2008, (Acquired 05-21-01;
                     Cost $1,000,000)*                                       1,000,000
               Amsouth Bancorp Subordinated Debentures,
   300,000           6.75%, 11-01-2025                                         301,687
               Associated P&C Holdings Senior Notes,
   250,000           6.75%, 07-15-03, (Acquired 01-12-01; Cost $245,346)*      253,139
               AT&T Corporation,
   150,000           9.25%, 01-15-2023                                         158,284
               Auburn Hills Trust,
   150,000           12.00%, 05-01-2020                                        210,509
               Bank of Hawaii Subordinated Notes,
 1,041,000           6.88%, 06-01-2003                                       1,053,785
               Bank of Oklahoma Subordinated Notes,
   350,000           7.13%, 08-15-2007                                         342,077
               Bank One Corporation Subordinated Notes,
   180,000           8.74%, 09-15-2003                                         192,552
               Black & Decker Corporation,
   275,000           7.13%, 06-01-2011, (Acquired 05-30-01; Cost $272,861)*    272,604
               Comcast Corporation Senior Notes,
   220,000           8.88%, 04-01-2007                                         234,450
               Conectiv, Inc.,
   370,000           6.73%, 06-01-2006                                         377,433
               Continental Airlines, Inc. Pass Thru Certificates:
   600,000           7.43%, 09-15-2004                                         612,462
   251,244           7.42%, 04-01-2007                                         256,324
               Continental Cablevision,
   300,000           9.50%, 08-01-2013                                         333,240
               DaimlerChrysler NA Holdings,
   300,000           7.75%, 01-18-2011                                         308,706
               Delta Air Lines Pass Thru Certificates,
   350,000           7.78%, 11-18-2005                                         364,746
               Dominion Fiber Ventures,
   250,000           7.05%, 3-15-2005, (Acquired 03-15-05; Cost $250,000)*     251,365
               Earthgrains Company,
   100,000           8.38%, 08-01-2003                                         102,743
               Edison Mission Senior Notes,
   300,000           9.88%, 04-15-2011                                         279,350
               Exelon Corporation Senior Notes,
   300,000           6.75%, 05-01-2011                                         295,313
               First National Bank Chicago Pass Thru Certificates,
   500,000           8.08%, 01-05-2018                                         518,740
               First National Bank Omaha Subordinated Notes,
   100,000           7.32%, 12-01-2010                                          96,536
               Ford Motor Company,
   300,000           9.22%, 09-15-2021                                         345,344
               Ford Motor Credit Company,
   300,000           6.88%, 02-01-2006                                         303,929
                Georgia-Pacific,
   300,000           9.88%, 11-01-2021                                         308,176
               Gulf States Utilities 1st Mortgage,
   400,000           6.77%, 08-01-2005                                         399,804
               Health Care Services Corporation,
   500,000           7.75%, 06-15-2011 (Acquired 06-20-01; Cost $497,765)*     492,131
               ITT Corporation,
   100,000           9.75%, 02-15-2021                                         104,838
               Keycorp Subordinated Notes,
   300,000           6.75%, 03-15-2006                                         303,519
               Lehman Brothers Holdings,
   300,000           8.50%, 05-01-2007                                         326,857
               Lehman Brothers, Inc. Senior Subordinated Debentures,
   175,000           11.63%, 05-15-2005                                        206,179
               Lucent Technologies,
   100,000           7.25%, 07-15-2006                                          74,867
               May Department Stores Company,
   450,000           9.88%, 06-15-2021                                         468,517
               News America Holdings,
   285,000           10.13%, 10-15-2012                                        310,160
               Niagara Mohawk Power Senior Discount Notes,
   500,000           8.50%, 07-01-2010                                         431,341
               Nisource Finance Corporation,
   100,000           7.63%, 11-15-2005                                         104,444
               Northwest Airlines, Inc. Pass Thru Certificates,
   555,063           7.25%, 01-02-2012                                         515,465
               NRG Energy, Inc. Bonds,
   300,000           8.00%, 11-01-2003                                         312,056
               Oneok, Inc. Senior Notes,
   300,000           7.13%, 04-15-2011                                         296,392
               Osprey Trust,
   500,000           8.31%, 01-15-2003 (Acquired 2-22-01; Cost $509,826)*      514,109
   100,000           7.80%, 01-15-2003 (Acquired 2-26-01; Cost $101,499)*      102,114
               PEMEX Project Master Trust,
   400,000           9.13%, 10-13-2010 (Acquired 5-31-01; Cost $410,547)*      423,500
               PSEG Power Senior Notes:
   275,000           7.75%, 04-15-2011(Acquired 04-09-01; Cost $274,304)*      283,343
   175,000           8.50%, 06-15-2011 (Acquired 06-27-01; Cost $174,690)*     173,250
               Qwest Capital Funding,
   100,000           7.25%, 02-15-2011 (Acquired 02-07-01; Cost $99,993)*       98,997
               Security Capital Group,
   700,000           7.75%, 11-15-2003                                         719,627
               Southwest Airlines Company Pass Thru Certificates,
   289,928           7.67%, 01-02-2014                                         301,939
               Sprint Spectrum L.P. Financial Senior Discount Notes,
   250,000           12.50%, 08-15-2006                                        261,659
               Standard Federal Bancorp Subordinated Notes,
   500,000           7.75%, 07-17-2006                                         533,866
               Transamerica Finance Corporation Senior Notes,
   600,000           5.74%, 09-15-2003                                         603,272
               Union Planters Corporation Subordinated Notes,
   300,000           7.75%, 03-01-2011                                         309,529
               United Air Lines,
   300,000           10.02%, 03-22-2014                                        318,336
               United Air Lines Pass Thru Certificates,
   250,000           7.76%, 10-01-2005                                         257,100
               Washington Mutual Bank FA,
   500,000           6.88%, 06-15-2011                                         497,646
               Worldcom, Inc.,
   300,000           7.38%, 01-15-2003 (Acquired 01-05-01; Cost $300,787)*     305,793
               Worldcom, Inc. Senior Notes,
   300,000           8.88%, 01-15-2006                                         309,061
               Yosemite Security Trust I,
   575,000           8.25%, 11-15-2004 (Acquired 11-07-00, 04-26-01;
                     Cost $75,764, $522,679)*                                  592,746
                                                                            -----------
                                                                            21,148,589
                                                                            -----------

               INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) - 5.7%
               AT&T Canada, Inc. Senior Discount Notes,
   200,000           10.75%, 11-01-2007                                        188,025
   150,000           9.95%, 06-15-2008                                         126,712
               British Telecom PLC,
   200,000           7.63%, 12-15-2005                                         209,869
               British Telecom PLC Senior Notes,
   300,000           11.88%, 12-01-2008                                        349,224
               Corp Andina De Fomento:
   170,000           8.88%, 06-01-2005                                         182,505
   275,000           7.38%, 01-18-2011                                         277,701
               Ford Capital BV,
   382,000           9.50%, 06-01-2010                                         436,055
               Korea Electric Power,
   300,000           6.75%, 08-01-2027                                         304,350
               National Bank Hungary,
   350,000           8.88%, 11-01-2013                                         410,534
               Santander Financial Issuances Guaranteed:
   325,000           7.00%, 04-01-2006                                         329,563
   500,000           6.38%, 02-15-2011                                         466,278
                                                                            --------------
                                                                             3,280,816
                                                                            --------------
               MORTGAGE-BACKED SECURITIES - 10.4%
               GE Capital Mortgage Services, Inc.,
   992,102           Series 1996-12, Class A4, 7.25%, 07-25-2011             1,028,284
               Residential Accredit Loans, Inc.:
   600,000           Series 1998-QS2, Class A7, 7.00%, 02-25-2028              607,650
 1,000,000           Series 1998-QS4, Class AI5, 7.00%, 03-25-2028           1,006,876
               Residential Asset Securities Corporation,
   500,000           Series 1998-KS2, Class AI9, 6.42%, 07-25-2029             502,590
               Residential Asset Securitization Trust,
   200,000           Series 1997-A7, Class A7, 7.25%, 09-25-2027               205,252
               Residential Funding Mortgage Section I,
   828,340           Series 1997-S11, Class A7, 7.00%, 08-25-2012              847,789
               Salomon Brothers Mortgage Securities VII,
 1,083,764           Series 1997-LB6, Class A6, 6.82%, 12-25-2027            1,105,991
               Washington Mutual,
   655,820           Series 1999-WM2, Class 2A, 7.00%, 11-19-2014              677,515
                                                                            --------------
                                                                             5,981,947
                                                                            --------------
               U.S. GOVERNMENT AGENCY - 19.8%
               Federal Gold Loan Mortgage Corporation (FGLMC),
   625,424           6.00%, 07-01-2028                                         604,840
               Federal Home Loan Mortgage Corporation (FHLMC):
 3,000,000           6.83%, 09-15-2009                                       3,107,166
               Federal National Mortgage Association (FNMA):
 7,700,000           5.75%, 02-15-2008                                       7,662,093
                                                                            --------------
                                                                            11,374,099
                                                                            --------------
               U.S. GOVERNMENT AGENCY-BACKED MORTGAGE ISSUES - 5.7%
               Federal Home Loan Mortgage Corporation (FHLMC):
   282,496           Series 1094, Class K, 7.00%, 06-15-2021                   252,611
   172,103           Series 1101, Class M, 6.95%, 0715-2021                    173,359
 1,378,194           Series 1136, Class H, 6.00%, 09-15-2021                 1,383,680
   290,202           Series 1280, Class B, 6.00%, 04-15-2022                   287,126

               Federal National Mortgage Association (FNMA):
   683,017           Series 1991-137, Class H, 7.00%, 10-25-2021               692,859
   468,764           Series 1998-66, Class C, 6.00%, 12-25-2028                466,000
                                                                            --------------
                                                                             3,255,635
                                                                            --------------
               U.S. Treasury Obligations - 6.2%
               U.S. Treasury Bonds:
 3,000,000           5.75%, 11-30-2002                                       3,066,180
   350,000           9.88%, 11-15-2015                                         487,762
                                                                            --------------
                                                                             3,553,942
                                                                            --------------

               Total Long-Term Investments (Cost $55,269,285)               55,359,295
                                                                            --------------

                                                                                Market
                                                                                 Value

    Shares           SHORT-TERM INVESTMENTS - 4.2%
                     Investment Company - 3.8%
 2,190,717     Short-Term Investments Co. Liquid Assets Portfolio          $ 2,190,717
                                                                            --------------

     Principal                                                                  Market
      Amount                                                                    Value
               Variable Rate Demand Note# - 0.4%
 $ 192,101     American Family Financial Services, Inc., 3.4%                $ 192,101
                                                                            --------------

               Total Short-Term Investments (Cost $2,382,818)                2,382,818
                                                                            --------------

               Total Investments (Cost $57,652,103) - 100.6%                57,742,113
                                                                            --------------

               Liabilities, Less Other Assets - (0.6%)                        (313,767)
                                                                            --------------

               TOTAL NET ASSETS - 100.0%                                  $ 57,428,346
                                                                            --------------

          *    Unregistered security.

          # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2001.

                     See notes to the financial statements

BAIRD CORE BOND FUND
--------------------------------------------------------------------------------
June 30, 2001

The investment objective of the Baird Core Bond Fund is to provide an annual rate of total return before Fund expenses, greater than the annual rate of the total return of the Lehman Brothers Government/Credit Bond Index. The Lehman Brothers Government/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more.

PORTFOLIO CHARACTERISTICS
[BAR CHART]


QUALITY DISTRIBUTION                        SECTOR WEIGHTINGS

U.S. Treasury           23 %            U.S. Treasury           23%

U.S. Gov't Agency       16%             U.S. Gov't Agency       11%

Aaa                     15%             Mortgage/CMOs            9%

Aa                       4%             Int'l                    3%

A                       21%             Asset-Backed             6%

Baa                     21%             Industrials             20%

                                        Utility                  8%

                                        Finance/Bank/Broker     17%

                                        Cash                     3%


Net Assets:                           $ 76,830,454


SEC 30-Day Yield:**                      Portfolio Expense Ratio:
  Institutional Class:    6.26%            Institutional Class:         0.30%
  Investor Class:         6.00%            Investor Class:              0.55%*
Average Duration:         5.47 years     Portfolio Turnover Ratio:     16.07%
Average Maturity:         9.40 years     Total Number of Holdings:     120

*    Includes 0.25% 12b-1 fee.

** SEC yields are based on SEC guidelines and are caluclated on 30 days ended June 30, 2001.

Total Returns
--------------------------------------------------------------------------------
September 29, 2000 (1) through June 30, 2001                    Since Inception
--------------------------------------------------------------------------------
Baird Intermediate Bond Fund - Institutional Class Shares          9.60%
Baird Intermediate Bond Fund - Investor Class Shares               9.33%
Lehman Brothers Government/Credit Bond Index(2)                    8.03%
--------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) The Lehman Brothers Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more. A direct investment in an index is not possible.

The Fund's investment results represent total returns for the period September 29, 2000 through June 30, 2001.
The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.
Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BAIRD CORE BOND FUND
--------------------------------------------------------------------------------
Schedule of Investments         June 30, 2001 (unaudited)


    Principal                                                                   Market
      Amount                                                                    Value
--------------------------------------------------------------------------------------------
                        HOME EQUITY LOAN RECEIVABLES - 6.8%
                        Advanta Mortgage Loan Trust,
         $ 250,000           Series 1999-2, Class A6, 6.82%, 05-25-2029           $ 253,798
                        Amresco Residential Securities Mortgage Loan:
           141,291           Series 1997-3, Class A9, 6.96%, 03-25-2027             144,503
           280,000           Series 1998-2, Class A6, 6.41%, 12-25-2027             282,402
                        Contimortgage Home Equity Loan Trust,
           200,000           Series 1997-5, Class A6, 6.87%, 03-15-2024             203,561
                        Delta Funding Home Equity Loan Trust,
           479,488           Series 1997-2, Class A6, 7.04%, 06-25-2027             491,531
                        Equivantage Home Equity Loan Trust,
           200,000           Series 1996-3, Class A3, 7.70%, 09-25-2027             206,511
                        Green Tree Financial Corporation,
           199,626           Series 1997-1, Class A5, 6.86%, 03-15-2028             205,734
                        Green Tree Home Improvement Loan Trust,
           465,639           Series 1998-D, Class HEA6, 6.15%, 08-15-2029           472,489
                        IMC Home Equity Loan Trust:
           184,281           Series 1997-5, Class A10, 6.88%, 11-20-2028            188,474
           740,651           Series 1997-7, Class A8, 6.65%, 02-20-2029             780,932
                        The Money Store Home Equity Trust,
           653,621           Series 1997-D, Class AF7, 6.49%, 12-15-2038            662,541
                        Saxon Asset Securities Trust,
         1,000,000           Series 1998-4, Class AF6, 6.40%, 01-25-2030          1,000,244
                        Southwest Airlines,
           331,346           Series 1996-A1, Class A1A, 7.67%, 01-02-2014           345,074
                                                                                 -------------
                                                                                  5,237,794
                                                                                 -------------
                        CORPORATE BONDS - 41.3%
                        AXA Financial, Inc. Senior Notes,
           129,000           9.00%, 12-15-2004                                      140,395
                        Alabama Power Company 1st Mortgage,
           852,000           9.00%, 12-01-2024                                      900,019
                        Allfirst Financial, Inc. Subordinated Notes,
         1,000,000           7.20%, 07-01-2007                                    1,012,026
                        American Electric Power,
           400,000           6.13%, 05-15-2006                                      394,828
                        American General Corporation Senior Notes,
           100,000           7.13%, 02-15-2004                                      103,854
                        Amsouth Bancorp Subordinated Debentures,
           200,000           6.75%, 11-01-2025                                      201,124
                        AOL Time Warner, Inc.,
           300,000           7.63%, 04-15-2031                                      301,155
                        Associates Corperation NA,
           500,000           7.95%, 02-15-2010                                      538,950
                        Atlas Air, Inc. Pass Thru Certificates,
           659,836            8.71%, 01-02-2019                                     712,056
                        AT&T Corporation:
           500,000           7.88%, 08-01-2013                                      522,280
           200,000           9.25%, 01-15-2023                                      211,046
                        BAA PLC,
           825,000           7.00%, 01-15-2004                                      834,206
                        Bank of America Corporation Subordinated Notes:
           300,000           10.20%, 07-15-2015                                     376,521
           500,000           7.75%, 08-15-2015                                      527,353
                        Bank of Hawaii Subordinated Notes,
           600,000            6.88%, 06-01-2003                                     607,369
                        Bank of Oklahoma Subordinated Notes,
           879,000            7.13%, 8-15-2007                                      859,102
                        Bear Stearns Company, Inc.,
           200,000           7.80%, 08-15-2007                                      210,613
                        Black & Decker Corporation,
           350,000           7.13%, 06-01-2011 (Aquired 5-29-01; Cost $347,277)*    346,950
                        Burlington Northern Santa Fe Pass Thru Certificates,
            99,601           7.42%, 03-23-2010                                      104,070
                        CSX Corporation,
           300,000           6.75%, 03-15-2011                                      294,334
                        Comcast Corporation Senior Notes,
           700,000           8.88%, 04-01-2007                                      745,976
                        Computer Sciences Corporation,
           300,000           7.38%, 06-15-2011                                      296,403
                        Continental Airlines Pass Thru Certificates:
           300,000           7.43%, 09-15-2004                                      306,231
           200,000           7.25%, 11-01-2005                                      202,309
           193,265           7.42%, 04-01-2007                                      197,173
                        Continental Airlines, Inc. Pass Thru Certificates,
           217,492           6.80%, 07-02-2007                                      218,558
                        Continental Cablevision,
           400,000           9.50%, 08-01-2013                                      444,320
                        DaimlerChrysler NA Holding:
           200,000           8.00%, 06-15-2010                                      208,825
           200,000           8.50%, 01-18-2031                                      211,254
                        Delta Air Lines Pass Thru Certificates,
           500,000           7.78%, 11-18-2005                                      521,065
                        Dominion Fiber Ventures Secured,
           400,000           7.05%, 03-15-2005 (Aquired 03-07-01;
                             Cost $400,000)*                                        402,184
                        Dynegy Holdings, Inc. Senior Notes,
           300,000           7.45%, 07-15-2006                                      309,721
                        Earthgrains Company,
           200,000           8.50%, 08-01-2005                                      204,265
                        Edison Mission Senior Notes,
           300,000           9.88%, 04-15-2011                                      279,350
                        Enron CLN Trust II Secured,
           700,000           7.38%, 05-15-2006 (Aquired 5-17-01;
                             Cost $699,335)*                                        699,810
                        Exelon Corporation Senior Notes,
           400,000           6.75%, 05-01-2011                                      393,751
                        Exelon Generation Company, LLC Senior Notes,
           400,000           6.95%, 06-15-2011 (Aquired 06-11-01;
                             Cost $399,516)*                                        397,437
                        First National Bank Omaha Subordinated Notes,
           350,000           7.32%, 12-01-2010                                      337,876
                        First Union Capital,
           250,000           7.94%, 01-15-2027                                      246,495
                        Ford Motor Company:
           200,000           9.22%, 09-15-2021                                      230,229
           100,000           8.88%, 11-15-2022                                      103,952
                        Ford Motor Credit Company,
           200,000           7.60%, 08-01-2005                                      208,625
                        General Motors,
           500,000           7.70%, 04-15-2016                                      523,362
                        Georgia-Pacific:
           200,000           9.88%, 11-01-2021                                      205,451
           100,000           9.50%, 05-15-2022                                       99,719
                        Goldman Sachs Group, Inc.,
           200,000           7.63%, 08-17-2005                                      211,446
                        Harrahs Operating Company, Inc.,
           250,000           7.13%, 06-01-07 (Aquired 06-07-01;
                             Cost $248,935)*                                        247,720
                        Health Care Services Corporation,
           750,000           7.75%, 06-15-2011 (Aquired 06-20-01;
                             Cost $746,648)*                                        738,196
                        Heller Financial, Inc.
           450,000           6.00%, 03-19-2004                                       453,401
           250,000           8.00%, 06-15-2005                                       266,664
                        Keycorp Subordinated Notes,
           700,000           6.75%, 03-15-2006                                       708,212
                        Lehman Brothers, Inc. Senior Subordinated Debentures,
           600,000           11.63%, 05-15-2005                                      706,900
                        Lehman Brothers Holdings,
           250,000           7.50%, 09-01-2006                                       260,097
                        Lion Connecticut Holding,
         1,025,000           7.13%, 08-15-2006                                     1,065,506
                        Lucent Technologies,
           250,000           7.25%, 07-15-2006                                       187,166
                        May Department Stores Company,
            25,000           9.88%, 06-15-2021                                        26,029
                        Morgan Stanley Dean Witter,
           500,000           8.00%, 06-15-2010                                       537,390
                        New York Telephone Company,
           400,000           9.38%, 07-15-2031                                       424,800
                        News America Holdings,
            75,000           10.13%, 10-15-2012                                       81,621
                        Nisource Finance Corporation,
           300,000           7.63%, 11-15-2005                                       313,333
                        Northop Grumman Corporation,
           300,000           9.38%, 10-15-2024                                       321,727
                        Northwest Airlines, Inc. Pass Thru Certificates,
           594,710           7.25%, 07-02-2012                                       552,284
                        Oneok, Inc.,
           200,000           7.75%, 08-15-2006                                       210,868
                        Oneok, Inc. Senior Notes,
           400,000           7.13%, 04-15-2011                                       395,189
                        Pactiv Corporation,
           250,000           7.95%, 12-15-2025                                       233,554
                        Paine Webber Group, Inc,
           390,000           6.75%, 02-01-2006                                       401,942
                        PEMEX Project Fielding Master Trust Company Guarantee,
           400,000           9.13%, 10-13-2010 (Aquired 05-31-01; Cost $410,547)*    423,500
                        PSI Energy, Inc.,
           570,000           7.85%, 10-15-2007                                        577,808
                        PSEG Power Senior Notes:
                             7.75%, 04-15-2011 (Acquired 04-09-01;
           350,000           Cost $349,115)*                                         360,618
                             8.50%, 06-15-2011 (Acquired 06-27-01;
           199,646           Cost $199,646)*                                         198,000
                        Qwest Capital Funding,
           250,000           7.25%, 02-15-2011 (Aquired 02-07-01;
                             Cost $249,983)*                                         247,492
                        Standard Federal Bancorp Subordinated Notes,
           700,000           7.75%, 07-17-2006                                       747,412
                        Sunoco, Inc.,
           325,000           9.38%, 06-01-2016                                       352,908
                        Union Planters Corporation Subordinated Notes,
           400,000           7.75%, 03-01-2011                                       412,705
                        United Air Lines Pass Thru Certificates,
           350,000           7.76%, 10-01-2005                                       359,940
                        Utilicorp United, Inc. Senior Notes,
           100,000           7.00%, 07-15-2004                                       101,219
                        Washington Mutual Cap I,
           588,000           8.38%, 06-01-2027                                       596,685
                        Washington Mutual Financial Senior Notes:
           250,000           8.25%, 06-15-2005                                       267,958
           200,000           7.25%, 06-15-2006                                       205,314
                        Westdeutsche Landesbk NY Subordinated Notes,
           150,000           6.05%, 01-15-2009                                       144,767
                        Worldcom, Inc.:
           500,000           7.75%, 04-01-2007                                       515,310
           400,000           7.38%, 01-15-2006 (Acquired 12-14-00;
                             Cost $398,960)*                                         403,502
                        Worldcom, Inc. Senior Notes,
           300,000           8.88%, 01-15-2006                                       309,061
                                                                                  -----------
                                                                                  31,760,836
                                                                                  -----------
                        MORTGAGE-BACKED SECURITIES - 4.9%
                        Residential Funding Management Section I,
         1,656,679           Series 1997-S11, Class A7, 7.00%, 08-25-2012        1,695,578
                        Residential Asset Securitization Trust:
           150,000           Series 1997-A7, Class A7, 7.25%, 09-25-2027           153,939
         1,900,000           Series 1997-A11, Class A6, 7.00%, 01-25-2028        1,930,115
                                                                                 ----------
                                                                                 3,779,632
                                                                                 ----------

                        INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) - 2.5%
                        AT&T Canada, Inc. Senior Discount Notes,
           200,000           9.95%, 06-15-2008                                     168,950
                        British Telecom PLC,
           400,000           8.63%, 12-15-2030                                     436,223
                        British Telecom PLC Senior Notes,
           205,000           11.88%, 12-01-2008                                    238,637
                        Corporation Andina De Fomento,
           450,000           7.38%, 01-18-2011                                     454,420
                        Deutsche Telekom International Finance,
           100,000           8.25%, 06-15-2030                                     102,828
                        Korea Electric Power,
           400,000           6.75%, 08-01-2027                                     405,800
                        Wharf International Finance LTD,
           100,000           7.63%, 03-13-2007                                     101,780
                                                                                 ----------
                                                                                 1,908,638
                                                                                 ----------
                        U.S. GOVERNMENT AGENCY - 11.0%
                        Federal Home Loan Mortgage Corporation (FHLMC):
         5,100,000           6.63%, 09-15-2009                                   5,282,182
                        Federal National Mortgage Association (FNMA):
         3,150,000           5.75%, 02-15-2008                                   3,134,493
                                                                                 ----------
                                                                                 8,416,675
                                                                                 ----------
                        U.S. GOVERNMENT AGENCY-BACKED MORTGAGE ISSUES - 4.2%
                        Federal Home Loan Mortgage Corporation (FHLMC):
           275,098           Series 1053, Class G, 7.00%, 03-15-2021               279,340
           394,374           Series 1122, Class G, 7.00%, 08-15-2021               400,850
                        Federal National Mortgage Association (FNMA):
           157,587           Series 1989-94, Class G, 7.50%, 12-25-2019            161,804
           191,722           Series 1990-15, Class J, 7.00%, 02-25-2020            193,964
           318,316           Series 1990-76, Class G, 7.00%, 7-25-2020             322,546
           849,945           Series 1990-105, Class G, 6.50%, 09-25-2020           849,059
           842,854           Series 1990-108, Class G, 7.00%, 09-25-2020           855,159
           155,647           Series 1991-21, Class J, 7.00%, 03-25-2021            158,419
                                                                                 -----------
                                                                                 3,221,141
                                                                                 -----------
                        U.S. TREASURY OBLIGATIONS - 22.9%
                        U.S. Treasury Bonds:
         7,825,000           9.88%, 11-15-2015                                  10,904,959
         5,000,000           9.25%, 02-15-2016                                   6,673,975
                                                                                ------------
                                                                                17,578,934
                                                                                ------------

                        Total Long-Term Securities (Cost $71,098,891)           71,903,650
                                                                                ------------

                                                                                    Market
      Shares            SHORT-TERM INVESTMENTS - 3.4%                               Value
                        Investment Company - 2.8%
         2,167,929      Short-Term Investments Co. Liquid Assets Portfolio      $ 2,167,929
                                                                                 ------------

     Principal                                                                        Market
      Amount                                                                          Value
--------------------------------------------------------------------------------------------------
                        SHORT-TERM INVESTMENTS - 3.4% (cont.)
                        Variable Rate Demand Notes# - 0.6%
         $ 219,054      American Family Financial Services, Inc., 3.4%          $ 219,054
            57,602      Wisconsin Corporation Central Credit Union, 3.4%           57,602
           140,000      Wisconsin Electric Power Company, 3.4%                    140,000
                                                                             -------------
                                                                                  416,656
                                                                             -------------

                        Total Short-Term Investments (Cost $2,584,585)          2,584,585
                                                                             -------------

                        Total Investments (Cost $73,683,476) - 97.0%           74,488,235
                                                                             -------------

                        Other Assets, Less Liabilities - 3.0%                   2,342,219
                                                                             -------------

                        TOTAL NET ASSETS - 100.0%                            $ 76,830,454
                                                                             =============

                    *    Unregistered security.

                    # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2001.

                     See notes to the financial statements

BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------
June 30, 2001

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of th eLehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value weighted performance benchmark for government, corporate and mortgage-backed fixed-rate debet issues with maturities of at least one year.

Portfolio Characteristics

Quality Distribution                            Sector Weightings

U.S. Treasury           13 %            U.S. Treasury           13%

U.S. Gov't Agency       30%             U.S. Gov't Agency       16%

Aaa                     18%             Mortgage/CMOs           21%

Aa                       1%             Int'l                    6%

A                       17%             Asset-Backed             5%

Baa                     21%             Industrials             14%

                                        Utility                  6%

                                        Finance/Bank/Broker     14%

                                        Cash                     5%

Net Assets:                    $ 51,908,106
SEC 30-Day Yield:**                        Portfolio Expense Ratio:
  Institutional Class:   6.64%               Institutional Class:         0.30%
  Investor Class:        6.37%               Investor Class:              0.55%*
Average Duration:        4.75 years        Portfolio Turnover Ratio:     22.69%
Average Maturity:        7.67 years        Total Number of Holdings:      119

* Includes 0.25% 12b-1 fee.

** SEC yields are based on SEC guidelines and are caluclated on 30 days ended June 30, 2001.

Total Returns
-------------------------------------------------------------------------------
September 29, 2000 (1) through June 30, 2001                  Since Inception
-------------------------------------------------------------------------------
Baird Aggregate Bond Fund - Institutional Class Shares          10.04%
Baird Aggregate Bond Fund - Investor Class Shares                9.86%
Lehman Brothers Aggregate Bond Index(2)                          7.97%
-------------------------------------------------------------------------------

     (1)  Commencement of operations.

     (2) The Lehman Brothers Aggregate Bond Index is an unmanaged market-capitalization weighted index of investment grade, fixed- rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. A direct investment in an index is not possible.

The Fund's investment results represent total returns for the period September 29, 2000 through June 30, 2001.

The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Baird Aggregate Bond Fund
--------------------------------------------------------------------------------
Schedule of Investments      June 30, 2001   (unaudited)


  Principal                                                           Market
  Amount                                                              Value
--------------------------------------------------------------------------------
                  Home Equity Loan Receivables - 5.1%
                  Advanta Mortgage Loan Trust:
   $ 195,208        Series 1994-1, Class A1, 6.30%, 07-25              $ 197,186
     300,000        Series 1992-2, Class A6, 6.82%, 05-25-2029           304,557
                  Contimortgage Home Equity Loan Trust:
     290,000        Series 1998-2, Class A5, 6.28%, 09-15-2016           294,528
     133,321        Series 1997-2, Class A9, 7.09%, 04-15-20             137,154
     132,998        Series 1997-3, Class A9, 7.12%, 08-15-202            135,934
                  Delta Funding Home Equity Loan Trust,
      88,924        Series 1997-3, Class A6F, 6.86%, 10-25-2028            90,72
                  EQCC Home Equity Loan Trust,
     165,733        Series 1996-4, Class A9, 6.89%, 01-15-2028           170,777
                  Equivantage Home Equity Loan Trust,
     125,000        Series 1996-3, Class A3, 7.70%, 09-25-2              129,070
                  GE Capital Mortgage Services, Inc.,
     160,227        Series 1997-HE3, Class A6, 6.72%, 10-25-2027         163,429
                  Green Tree Financial Corporation:
     200,000        Series 1995-4, Class A5, 6.95%, 06-15-2025           205,763
      24,953        Series 1997-1, Class A5, 6.86%, 03-15-2028            25,717
                  Green Tree Home Equity Loan Trust,
      97,427        Series 1999-A, Class A5, 6.13%, 02-15-2019            98,710
                  IMC Home Equity Loan Trust,
     138,211        Series 1997-5, Class A10, 6.88%, 11-20-2028          141,355
                  The Money Store Home Equity Trust,
     560,246        Series 1997-D, Class AF7, 6.49%, 12-15-2038          567,892
                                                                     -----------
                                                                       2,662,797
                                                                     -----------

                  Corporate Bonds - 33.2%
                  Allfirst Financial, Inc. Subordinated Notes,
     175,000           7.20%, 07-01-2007                                 177,105
                  Amsouth Bancorporation Subordinated Debentures,
     200,000           6.75%, 11-01-2025                                 201,124
                  AOL Time Warner, Inc.,
     275,000           7.63%, 04-15-2031                                 276,058
                  BAA PLC,
     200,000           7.00%, 01-15-2004                                 202,232
                  Bank of America Corporation Subordinated Notes:
      80,000           7.40%, 01-15-2011                                  83,125
     150,000           10.20%, 07-15-2015                                188,260
                  Bank of Oklahoma Subordinated Notes,
   400,000           7.13%, 08-15-2007                                   390,945
                  Bear Stearns Company, Inc.,
   100,000           7.80%, 08-15-2007                                   105,307
                  CIT Group, Inc. Senior Notes,
   200,000           7.13%, 10-15-2004                                   207,268
                  Comcast Corporation Senior Notes,
   375,000           8.88%, 04-01-2007                                   399,630
                  Commonwealth Edison Mortgage,
   200,000           9.88%, 06-15-2020                                   221,194
                  Conectiv, Inc.,
   115,000           6.73%, 06-01-2006                                   117,310
                  Continental Airlines, Inc. Pass Thru Certificates:
   150,000           7.25%, 11-01-2005                                   151,732
   250,952           6.80%, 07-02-2007                                   252,182
   166,043           6.54%, 09-15-2008                                   165,243
                  Continental Cablevision:
   100,000           8.88%, 09-15-2005                                   108,643
   225,000           9.50%, 08-01-2013                                   249,930
                  DaimlerChrysler NA Holding:
    60,000           6.40%, 05-15-2006                                    59,505
   175,000           8.00%, 06-15-2010                                   182,722
                  Delta Air Lines Pass Thru Certificates,
   250,000           7.78%, 11-18-2005                                   260,532
                   Dominion Fiber Ventures Secured,
   400,000          7.05%, 03-15-2005 (Aquired 03-07-01; Cost $400,000)* 402,184
                  Dynegy Holdings, Inc. Senior Notes,
   325,000           7.45%, 07-15-2006                                   335,531
                  Earthgrains Company:
   400,000           8.38%, 08-01-2003                                   410,973
   175,000           8.50%, 08-01-2005                                   178,732
                  Edison Mission Senior Notes,
   250,000           9.88%, 04-15-2011                                   232,791
                  Enron CLN Trust II Secured,
   250,000          7.38%, 05-15-2006 (Aquired 05-17-01; Cost $249,763)* 249,932
                  First National Bank Omaha Subordinated Notes,
   175,000           7.32%, 12-01-2010                                   168,938
                           Ford Motor Credit Company,
   500,000           6.50%, 02-15-2006                                   499,028
                  Georgia-Pacific,
  150,000           9.88%, 11-01-2021                                    154,088
                  Health Care Services Corporation,
  500,000           7.75%,06-15-2011 (Acquired 6-20-01; Cost $497,765)*  492,131
                  Heller Financial, Inc.,
  275,000           8.00%, 06-15-2005                                    293,330
                  Hertz Corporation Senior Notes,
  150,000           8.25%, 06-01-2005                                    158,723
                  Household Finance Corporation,
  150,000           6.88%, 03-01-2007                                    153,141
                  ITT Corporation,
  400,000           9.75%, 02-15-2021                                    419,353
                  Keycorp Subordinated Notes,
  600,000           6.75%, 03-15-2006                                    607,039
                  Lehman Brothers, Inc. Senior Subordinated Debentures,
  150,000           11.63%, 05-15-2005                                   176,725
                  Lehman Brothers Holdings:
  175,000           7.50%, 09-01-2006                                    182,068
  300,000           8.50%, 05-01-2007                                    326,857
                  Lion Connecticut Holding,
  500,000           7.13%, 08-15-2006                                    519,759
                  Lucent Technologies,
  250,000           7.25%, 07-15-2006                                    187,166
                  May Department Stores Company,
  150,000           9.88%, 06-15-2021                                    156,172
                  News America Holdings,
  275,000           10.13%, 10-15-2012                                   299,277
                  New York Telephone Company,
  250,000           9.38%, 07-15-2031                                    265,500
                  Nisource Finance Corporation,
  300,000           7.63%, 11-15-2005                                    313,333
                  Norfolk Southern Corporation Senior Notes,
  175,000           8.38%, 05-15-2005                                    187,645
                  Northrop-Grumman Corporation,
  395,000           9.38%, 10-15-2024                                    423,607
                  Northwest Airlines, Inc. Pass Thru Certificates:
  495,592           7.25%, 01-02-2012                                    460,237
   37,361           8.13%, 02-01-2014                                     37,706
                  PEMEX Project Fielding Master Trust,
  200,000           9.13%, 10-13-2010 (Aquired 05-31-01; Cost $205,273)* 211,750
                  PSEG Power Senior Notes:
  250,000          7.75%, 04-15-2011 (Aquired 04-09-01; Cost $249,368)*  257,584
  175,000          8.50%, 06-15-2011 (Acquired 06-21-01; Cost $174,690)  173,250
                  PSI Energy, Inc.,
  600,000           7.85%, 10-15-2007                                    608,219
                  Pactiv Corporation,
  300,000           7.95%, 12-15-2025                                    280,264
                  Qwest Capital Funding,
  200,000          7.25%, 02-15-2011(Aquired 02-07-01; Cost $199,986)*   197,994
                  Standard Federal Bancorp Subordinated Notes,
1,245,000            7.75%, 07-17-2006                                 1,329,326
                  TRW, Inc.,
  100,000           8.75%, 05-15-2006                                    107,635
                  US Airways Pass Thru Certificates,
  395,954           6.85%, 01-30-2018                                    365,822
                  US Bank NA Minnesota Subordinated Notes,
  100,000           8.35%, 11-01-2004                                    107,223
                  Union Planters Corporation Subordinated Notes,
  350,000           7.75%, 03-01-2011                                    361,117
                  Utilicorp United, Inc. Senior Notes,
  200,000           7.00%, 07-15-2004                                    202,438
                  Washington Mutual Capital I,
  150,000           8.38%, 06-01-2027                                    152,216
                  Washington Mutual Financial Senior Notes,
  300,000           8.25%, 06-15-2005                                    321,550
                  Westdeutsche Landesbank New York Subordinated Notes,
  100,000           6.05%, 01-15-2009                                     96,511
                  Worldcom, Inc. Senior Notes,
  150,000           8.88%, 01-15-2006                                    154,531
                                                                     -----------
                                                                      17,219,443
                                                                     -----------

                  Mortgage-Backed Securities - 8.6%
                  BA Mortgage Securities, Inc.,
  695,829         Series 1998-2, Class 2A1, 6.50%, 06-25-2013            697,207
                  Residential Accredit Loans, Inc.:
  950,000           Series 1997-QSB, Class A10, 7.50%, 08-25-2027        974,282
1,000,000           Series 1998-QS4, Class AI5, 7.00%, 03-25-2028      1,006,876
                  Residential Asset Securities Corporation,
  110,000           Series 1998-KS2, Class AI9, 6.42%, 07-25-2029        110,570
                  Residential Asset Securitization Trust:
  150,000           Series 1997-A7, Class A7, 7.25%, 09-25-2027          153,939
  400,000           Series 1998-A8, Class A8, 6.75%, 08-25-2028          398,876
                  Salomon Brothers Mortgage Securities VII,
1,083,764           Series 1997-LB6, Class A6, 6.82%, 12-25-2027       1,105,991
                                                                      ----------
                                                                       4,447,741
                                                                      ----------
                  INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) - 5.5%
                  AT&T Canana Inc. Senior Discount Notes,
  150,000           9.95%, 06-15-2008                                    126,712
                  British Telecom PLC,
  350,000           8.88%, 12-15-2030                                    381,695
                  British Telecom PLC Senior Notes,
  800,000           11.88%, 12-01-2008                                   931,265
                  Corp Andina De Fomento:
  150,000           8.88%, 06-01-2005                                    161,033
   50,000           7.38%, 01-18-2011                                     50,491
                  Deutsche Telekom International Finance,
  250,000           8.25%, 06-15-2030                                    257,069
                  Korea Electric Power:
   10,000           7.75%, 04-01-2013                                     10,098
  300,000           6.75%, 08-01-2027                                    304,350
                  National Bank Hungary,
  110,000           8.88%, 11-01-2013                                    129,025
                  Pohang Iron & Steel Company,
  500,000           7.38%, 05-15-2005                                    511,256
                                                                       ---------
                                                                       2,862,994
                                                                       ---------
                  U.S. GOVERNMENT AGENCY - 16.1%
                  Federal Conventional Loan Mortgage Corporation (FCLMC),
  749,207           6.50%, 05-01-2031                                    737,697
                  Federal Gold Loan Mortgage Corporation (FGLMC),
  833,899           6.00%, 07-01-2028                                    806,454
                  Federal Home Loan Mortgage Corporation (FHLMC):
6,510,000          6.63%, 09-15-2009                                   6,742,211
                  Federal National Mortgage Association (FNMA):
   80,000           5.75%, 02-15-2008                                     79,606
                                                                       ---------
                                                                       8,365,968
                                                                       ---------
                  U.S. Government Agency-Backed Mortgage Issues - 12.0%
                  Federal Home Loan Mortgage Corporation (FHLMC):
  482,369           Series 1074, Class I, 6.75%, 05-15-2021              487,444
  393,759           Series 1081, Class K, 7.00%, 05-15-2021              397,093
                  Federal Home Loan Mortgage Corporation (FHLMC):
  361,857           Series 1101, Class M, 6.95%, 07-15-2021              364,498
  497,043           Series 188, Class H, 7.00%, 09-15-2021               503,057
  253,655           Series 1136, Class H, 6.00%, 09-15-2021              254,665
  360,185           Series 1286, Class A, 6.00%, 05-15-2022              356,370
                  Federal National Mortgage Association (FNMA):
   89,675           Series 1989-37, Class G, 8.00%, 07-25-2019            92,824
  315,173           Series 1989-94, Class G, 7.50%, 12-25-2019           323,607
   92,735           Series 1990-58, Class J, 7.00%, 05-25-2020            93,972
  369,541           Series 1990-105, Class J, 6.50%, 09-25-2020          369,156
  387,697           Series 1990-108, Class G, 7.00%, 09-25-2020          393,358
  400,278           Series 1991-1, Class G, 7.00%, 01-25-2021            404,621
  475,482           Series 1991-86, Class Z, 6.50%, 07-25-2021           468,904
  322,409           Series G92-30, Class Z, 7.00%, 06-25-2022            328,117
  400,000           Series 1993-21, Class J, 7.00%, 09-25-2022           401,782
1,007,843           Series 1998-66, Class C, 6.00%, 12-25-2028         1,001,901
                                                                     -----------
                                                                       6,241,369
                                                                     -----------

                  U.S. TREASURY OBLIGATIONS - 12.7%
                  U.S. Treasury Bonds,
3,100,000           9.88%, 11-15-2015                                  4,320,176
1,700,000           9.25%, 02-15-2016                                  2,269,152
                                                                     -----------
                                                                       6,589,328
                                                                     -----------
                  Total Long-Term Investments(Cost $47,633,356)       48,389,640
                                                                     -----------
                  SHORT-TERM INVESTMENTS - 6.0%

                                                                      Market
   Shares                                                             Value

                  Investment Company - 0.0%
    4,101         Short-Term Investments Co. Liquid Assets Portfolio     $ 4,101
                                                                        --------

Principal                                                          Market
 Amount                                                            Value
--------------------------------------------------------------------------------

                  SHORT-TERM INVESTMENTS - 6.0% (cont.)
                  Variable Rate Demand Notes# - 6.0%
$1,389,037        American Family Financial Services, Inc., 3.4%     $ 1,389,037
   695,000        Wisconsin Corporation Central Credit Union, 3.4%       695,000
 1,013,977        Wisconsin Electric Power Company, 3.4%               1,013,977
                                                                    ------------
                                                                       3,098,014
                                                                    ------------

                  Total Short-Term Investments (Cost $3,102,115)       3,102,115
                                                                    ------------

                  Total Investments (Cost $50,735,472) - 99.2%        51,491,755
                                                                    ------------
                  Other Assets, Less Liabilities - 0.8%                  416,351
                                                                    ------------

                        TOTAL NET ASSETS- 100.0%                    $ 51,908,106
                                                                   =============



                  *  Unregistered  security.
                  # Variable rate demand notes are considered short-term
                    obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2001.

                     See notes to the financial statements


BAIRD INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
June 30, 2001

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt form federal income tax. A secondary objective is to provide total retun with relativelylow volatility of principal. The Intermediate Municipal Bond Fund strives to achieve and annual rate of return, before Fund expenses, greater than the annual rate of the total return of the Lehman Brothers 10-Year General Obligation Bond Index. The index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last fiv eyears; and a maturity of eight to twelve years.

PORTFOLIO CHARACTERISTICS

QUALITY DISTRIBUTION

All investments are rated Aaa as of June 30, 2001

                                               SECTOR WEIGHTINGS
                                        Cash                     4%

                                        Pre-refunded ETM        94%

                                        Insured                  2%

Net Assets:                $ 9,733,524
SEC 30-Day Yield:**                        Portfolio Expense Ratio:

  Institutional Class:    4.33%              Institutional Class:        0.30%
  Investor Class:         4.07%              Investor Class:             0.55%*
Average Duration:         5.89 years       Portfolio Turnover Ratio:     0.00%
Average Maturity:         7.60 years       Total Number of Holdings:     26

*    Includes 0.25% 12b-1 fee.

** SEC yields are based on SEC guidelines and are caluclated on 30 days ended June 30, 2001.


Total Returns
---------------------------------------------------------------------------------------------
March 30, 2001 (1) through June 30, 2001                                      Since Inception
---------------------------------------------------------------------------------------------
Baird Intermediate Municipal Bond Fund - Institutional Class Shares             2.20%
Baird Intermediate Municipal Bond Fund - Investor Class Shares                  2.17%
Lehman Brothers 10-Year General Obligation Bond Index(2)                        0.27%
---------------------------------------------------------------------------------------------

(1)  Commencement of operations.

(2) The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged index of bond prices compiled by Lehman Brothers and comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at leat $50 million; have a minimum amount outstanding of $5 million; have been issued within the last five years; and have a maturity of eight to twelve years. A direct investment in an index is not possible.

The Fund's investment results represent total returns for the period March 30, 2001 through June 30, 2001.
The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares.
Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



BAIRD INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS    JUNE 30, 2001 (UNAUDITED)

    Principal                                                                    Market
     Amount                                                                      Value
-------------------------------------------------------------------------------------------
                Municipal Bonds - 95.0%
                Alabama - 0.5%
                Mobile Alabama, ETM
     $50,000         6.20%, 02-15-2007                                          $50,657
                                                                                -----------

                Arkansas - 2.1%
                Pulaski County, Arkansas Residential
                Housing Facilities, ETM
     180,000        7.25%, 06-01-2010                                           203,047
                                                                                -----------

                California - 4.7%
                Santa Rosa California Hospital Revenue, ETM
     350,000         10.30%, 03-01-2011                                         459,582
                                                                                -----------

                Colorado - 1.1%
                Colorado Springs Colorado Utilities Revenue, ETM
     100,000         5.80%, 11-15-2010                                          108,786
                                                                                -----------


                Connecticut - 1.1%
                Heartland Consumers Power District, ETM
     100,000         6.38%, 01-01-2016                                          111,975
                                                                                -----------

                Florida - 8.5%
                Jacksonville Florida Health Facility Authority
                Hospital Revenue, ETM
     300,000         11.5%, 10-01-2012                                          479,679
                Tampa Florida Water & Sewer Revenue, ETM
     300,000          6.60%, 04-01-2008                                         344,700
                                                                                -----------

                                                                                824,379

                Indiana - 9.3%
                Indiana State Toll Road Cummunication Toll
                Road Revenue, ETM
      50,000         9.00%, 01-01-2015                                           68,619
                Indiana Transportation Financial Authority
                Highway Revenue, ETM
     570,000         5.75%, 06-01-2012                                          627,855
                Jay Schools Building Corporation Indiana,
                 FGIC Insured
     210,000         4.6%, 01-15-2012                                           208,179
                                                                                -----------
                                                                                904,653
                Iowa - 3.3%
                Muscatine Iowa Electric Revenue, ETM
     280,000         6.70%, 01-01-2013                                          321,073
                                                                                -----------

                  Kentucky - 1.1%
                  Louisville Kentucky Water Revenue, ETM
       100,000         5.60%, 11-01-2004                                        106,786
                                                                                -----------
                  LOUISIANA - 12.0%
                  Denhan Springs-Livingston Housing and Mortgage
                  Finance Authority, ETM
       400,000         7.20%, 08-01-2010                                          480,692
                  Jefferson Parish LA Home Mortgage Authority, ETM
       575,000         7.10%, 08-01-2010                                          686,027
                                                                                -----------
                                                                                1,166,719
                  MINNESOTA - 4.6%
                  Western Minnesota Municipal Power Agency, ETM
       400,000         6.38%, 01-01-2016                                          446,732
                                                                                -----------

                  MISSISSIPPI - 5.4%
                  Mississippi Housing Financial Corporation, ETM
       400,000         0.00%, 06-01-2015                                          196,440
                  MISSISSIPPI STATE, ETM
       295,000         6.20%, 02-01-2008                                          326,727
                                                                                -----------
                                                                                  523,167

                  NEW JERSEY - 3.7%
                  New Jersey State Turnpike Authority, ETM
       330,000         6.75%, 01-01-2009                                          359,452
                                                                                -----------

                  OHIO - 2.4%
                  Miamisburg Ohio Water Revenue, ETM
       200,000         7.00%, 11-15-2016                                          232,008
                                                                                -----------
                  PENNSYLVANIA - 9.8%
                  Allegheny County PA Hospital Development, ETM
       460,000         7.38%, 07-01-2012                                          546,590
                  Pittsburgh Pennsylvania Water & Sewer Authority, ETM
       335,000         7.25%, 09-01-2014                                          403,759
                                                                                -----------
                                                                                  950,349

                  South Carolina - 3.5%
                  Greenville South Carolina Waterworks Revenue, ETM
       285,000         7.00%, 02-01-2010                                          339,900

                  Tennessee - 9.6%
                  Metropolitan Government Nashville & Davidson County
                  Tennessee H&E, ETM
       860,000         6.10%, 07-01-2010                                          933,504
                                                                                -----------

                     TEXAS - 8.4%
                     Sam Rayburn Texas Municipal Power Agency, ETM
          355,000         6.00%, 09-01-2010                                         394,412
                     Weatherford Texas Independent School District,
                     Pre-refunded
        1,500,000          0.00%, 02-15-2023                                        426,510
                                                                                -----------
                                                                                    820,922
                     UTAH - 3.9%
                     Salt Lake City Utah Hospital Revenue, ETM
          300,000         8.13%, 05-15-2015                                         383,847
                                                                                -----------
                     Total Long-Term Securities (Cost $9,165,153)                 9,247,538
                                                                                -----------

    Principal                                                                     Market
     Amount          SHORT-TERM INVESTMENTS - 3.2%                                Value
                     INVESTMENT COMPANY - 3.2%
        $ 307,178    Tax Free Investments Co-AIM, 2.9%                            $ 307,178
                                                                                -----------
                     Total Short-Term Investments (Cost $307,178)                   307,178
                                                                                -----------
                     Total Investments (Cost $9,482,035) - 98.2%                  9,554,716
                                                                                -----------
                     Other Assets, Less Liabilities - 1.8%                          178,808
                                                                                -----------
                     TOTAL NET ASSETS - 100.0%                                  $ 9,733,524
                                                                                ===========

                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  JUNE 30, 2001  (UNAUDITED)


                                       ird Intermediate Baird Core    Baird Aggregate  Baird Intermediate
                                        Bond Fund        Bond Fund     Bond Fund      Municipal Bond Fund
                                       ---------------------------------------------------------------------
ASSETS:
    Investments, at value               $ 57,742,113   $ 74,488,235    $ 51,491,755   $ 9,554,716
     (cost $57,652,103, $73,683,476,
     $50,735,472, $9,482,035,
       respectively)
    Interest receivable                      787,704     1,198,263          692,433       182,296
    Receivable for Fund shares sold              615     1,834,239        7,598,351             -
    Receivable for securities sold                 -       213,806                -             -
                                        -------------  ------------      -----------    -----------
    Total assets                          58,530,432    77,734,543       59,782,539     9,737,012
                                        -------------  ------------      -----------    -----------

LIABILITIES:
    Payable for Fund shares issued            25,230        78,359            4,901             -
    Payable for securities purchased       1,040,244       779,842        7,851,309             -
    Payable to Advisor and Distributor        28,290        36,198           18,223         3,488
    Other liablities                           8,322         9,690                -             -
                                         -----------    -----------      ----------     -----------
    Total liabilities                      1,102,086       904,089        7,874,433         3,488
                                         -----------    -----------      ----------     -----------
NET ASSETS                              $ 57,428,346   $ 76,830,454    $ 51,908,106   $ 9,733,524
                                         ===========    ===========      ==========     ===========

NET ASSETS CONSIST OF:
    Capital stock                       $ 57,323,865   $ 75,762,372    $ 50,688,501   $ 9,648,587
    Accumulated undistributed net
       investment income                      74,566       102,401           55,741        12,256

    Accumulated net realized gain (loss)
       on investments sold                   (60,095)      160,922          407,581             -
    Net unrealized appreciation
       on investments                         90,010       804,759          756,283        72,681
                                          ----------    -----------      ----------      ----------
NET ASSETS                              $ 57,428,346   $ 76,830,454    $ 51,908,106   $ 9,733,524
                                          ==========    ===========      ==========     ===========

INSTITUTIONAL CLASS SHARES
    Net Assets                          $ 56,605,684   $ 76,695,613    $ 51,834,342   $ 9,377,939
    Shares outstanding
       ($0.01 par value unlimited
        shares authorized)                 5,312,023     7,306,896        4,937,059       922,170

    Net asset value, offering and        -----------   ----------      -----------    ------------
       redemption price per share        $ 10.66       $ 10.50          $ 10.50       $ 10.17
                                         ===========   ==========      ===========    ============

INVESTOR CLASS SHARES
    Net Assets                             $ 822,706     $ 134,841         $ 73,764     $ 355,586
    Shares outstanding
       ($0.01 par value unlimited shares
        authorized)                           76,967        12,831            7,009        34,981

    Net asset value, offering and         -----------   ----------      -----------    ------------
      redemption price per share            $ 10.69       $ 10.51          $ 10.52       $ 10.17
                                          ===========   ==========      ===========    ============

                      See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2001  (UNAUDITED)


                                                   Baird Intermediate Baird Core   Baird Aggregate   Baird Intermediate
                                                        Bond Fund       Bond Fund     Bond Fund      Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income                                  $ 1,049,103     $ 1,853,289    $ 1,258,105          $ 49,288
                                                       -----------    ------------   -----------          ---------
     Total investment income                            1,049,103       1,853,289      1,258,105            49,288
                                                       -----------    ------------   -----------          ---------

EXPENSES:
     Investment advisory fee                               41,832          69,764         45,226             3,547
     Administration fee                                     8,367          13,953          9,045               710
     Distribution expense - Investor Class Shares             772              80             35                77
                                                       -----------     -----------    ----------          ---------
     Total expenses                                        50,971          83,797         54,306             4,334
                                                       -----------     -----------    ----------          ---------
NET INVESTMENT INCOME                                     998,132       1,769,492      1,203,799            44,954
                                                       -----------     -----------    ----------          ---------

REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS:

     Realized gain (loss) on investments                  (57,224)        111,537        294,793                 -
     Change in unrealized appreciation
     (depreciation)
     on investment                                       (138,339)       (286,917)      (109,677)           72,681
                                                       -----------      ----------     ----------          --------
     Net realized and unrealized gain on
     investments                                         (195,563)       (175,380)       185,116            72,681
                                                       -----------      ----------     ----------          --------


NET INCREASE IN NET ASSETS RESULTING

     FROM OPERATIONS                                    $ 802,569     $ 1,594,112    $ 1,388,915         $ 117,635
                                                       ==========       =========      =========           ========

                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                           Baird Intermediate Bond Fund
                                                               Six months ended        September 29, 2000 (1)
                                                                June 30, 2001               through
                                                                 (unaudited)           December 31, 2000
----------------------------------------------------------------------------------------------------------

OPERATIONS:
     Net investment income                                         $ 998,132             $ 106,821
     Net realized gain on investments                                (57,224)                 (550)
     Change in unrealized appreciation (depreciation) on
     investments                                                    (138,339)              228,439
                                                                  ----------               ---------
     Net increase in net assets resulting from operations            802,569               334,710
                                                                  ----------               ---------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                    49,062,190            10,056,925
     Shares issued to holders in reinvestment of dividends           878,592                83,629
     Cost of shares redeemed                                      (2,492,593)             (289,879)
     Net increase in net assets resulting from                    -----------            -----------
       capital share transactions                                 47,448,189             9,850,675
                                                                  -----------            -----------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHARES SHAREHOLDERS:
     From net investment income                                     (927,346)              (85,188)
     From realized gains                                                   -                (2,241)
                                                                  -----------            ------------
                                                                    (927,346)              (87,429)
                                                                  -----------            ------------
DISTRIBUTIONS TO INVESTOR CLASS SHARES SHAREHOLDERS:
     From net investment income                                      (15,300)               (2,553)
     From realized gains                                                   -                   (79)
                                                                  -----------            ------------
                                                                     (15,300)               (2,632)
                                                                  -----------            ------------

TOTAL INCREASE IN NET ASSETS                                      47,308,112            10,095,324

NET ASSETS:
     Beginning of period                                          10,120,324                25,000
                                                                  -----------            ------------
     End of period (including undistributed net investment
     income                                                     $ 57,428,436          $ 10,120,324
        of $74,566 and $19,080, respectively)                     ===========           =============

(1)  Commencement of operations.

                     See notes to the financial statements


BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                Baird Core Bond Fund
                                                                  Six months ended    September 29, 2000 (1)
                                                                   June 30, 2001           through
                                                                    (unaudited)       December 31, 2000
                                                                -----------------------------------------
OPERATIONS:
     Net investment income                                       $ 1,769,492         $ 517,952
     Net realized gain on investments                                111,537            53,748
     Change in unrealized appreciation (depreciation) on
     investments                                                    (286,917)        1,091,676
                                                                  -----------        ----------
     Net increase in net assets resulting from operations          1,594,112         1,663,376
                                                                  -----------        ----------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                    38,744,593        38,789,091
     Shares issued to holders in reinvestment of dividends         1,237,462           338,527
     Cost of shares redeemed                                      (3,151,150)         (221,151)
                                                                  -----------       -----------
     Net increase in net assets resulting from
       capital share transactions                                 36,830,905        38,906,467
                                                                  -----------       -----------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHARES SHAREHOLDERS:
     From net investment income                                   (1,688,905)         (494,052)
     From realized gains                                                   -            (4,362)
                                                                  -----------       -----------
                                                                  (1,688,905)         (498,414)
                                                                  -----------       -----------
DISTRIBUTIONS TO INVESTOR CLASS SHARES SHAREHOLDERS:
     From net investment income                                       (1,934)             (152)
     From realized gains                                                   -                (1)
                                                                  -----------       -----------
                                                                      (1,934)             (153)
                                                                  -----------       -----------

TOTAL INCREASE IN NET ASSETS                                      36,734,178        40,071,276

NET ASSETS:
     Beginning of period                                          40,096,276            25,000
                                                                  -----------        ----------
     End of period (including undistributed net investment
     income                                                     $ 76,830,454      $ 40,096,276
       of $102,401 and $23,748, respectively)                     ===========       ===========


(1)Commencement of operations.


                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Chnages in Net Assets


                                                                   Baird Aggregate Bond Fund
                                                            ----------------------------------------------
                                                                Six months ended   September 29, 2000 (1)
                                                                  June 30, 2001         through
                                                                   (unaudited)     December 31, 2000
                                                            ----------------------------------------------
OPERATIONS:
    Net investment income                                       $ 1,203,799           $ 529,906
    Net realized gain on investments                                294,793             116,278
    Change in unrealized appreciation (depreciation)
    on investments                                                 (109,677)            865,960
                                                                  ----------          -----------
    Net increase in net assets resulting from operations          1,388,915           1,512,144
                                                                  ----------          -----------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                                    17,115,102          34,878,894
    Shares issued to holders in reinvestment of dividends           948,393             520,301
    Cost of shares redeemed                                      (2,373,919)           (425,270)
    Net increase in net assets resulting from                    -----------         ------------
       capital share transactions                                15,689,576          34,973,925
                                                                 -----------         ------------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHARES SHAREHOLDERS:
    From net investment income                                   (1,157,796)           (518,985)
    From realized gains                                                   -              (3,488)
                                                                 -----------         ------------
                                                                 (1,157,796)           (522,473)
                                                                 -----------         ------------
DISTRIBUTIONS TO INVESTOR CLASS SHARES SHAREHOLDERS:
    From net investment income                                       (1,002)               (181)
    From realized gains                                                   -                  (2)
                                                                 -----------         ------------
                                                                     (1,002)               (183)
                                                                 -----------         ------------

TOTAL INCREASE IN NET ASSETS                                     15,919,693          35,963,413

NET ASSETS:
    Beginning of period                                          35,988,413              25,000
                                                                 -----------         ------------
    End of period (including undistributed net investment
    income                                                     $ 51,908,106        $ 35,988,413
    of $55,740 and $10,740, respectively)                        ===========         ============


(1)  Commencement of operations.


                     See notes to the financial statements


BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                        Baird Intermediate Municipal
                                                                        -------------------------------------
                                                                                  Bond Fund
                                                                              March 30, 2001(1)
                                                                                   through
                                                                                June 30, 2001
                                                                                 (unaudited)
                                                                        -------------------------------------
OPERATIONS:
     Net investment income                                                     $ 44,954
     Net realized gain on investments                                                 -
     Change in unrealized appreciation (depreciation) on investments             72,681
                                                                           ----------------
     Net increase in net assets resulting from operations                       117,635
                                                                           ----------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                                9,631,510
     Shares issued to holders in reinvestment of dividends                       17,077
     Cost of shares redeemed                                                          -
     Net increase in net assets resulting from                             ----------------
         capital share transactions                                           9,648,587
                                                                           ----------------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHARES SHAREHOLDERS:
     From net investment income                                                 (32,091)
     From realized gains                                                              -
                                                                           ----------------
                                                                                (32,091)
                                                                           ----------------
DISTRIBUTIONS TO INVESTOR CLASS SHARES SHAREHOLDERS:
     From net investment income                                                    (607)
     From realized gains                                                              -
                                                                           ----------------
TOTAL INCREASE IN NET ASSETS                                                  9,733,524

NET ASSETS:
     Beginning of period                                                              -
                                                                           ----------------
     End of period (including undistributed net investment income
     of $12,256)                                                            $ 9,733,524
                                                                           ================


(1)  Commencement of operations.

                     See notes to the financial statements



BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights
                                                             Baird Intermediate Bond Fund
                      ----------------------------------------------------------------------------------
                       Institutional Class  Institutional Class   Investor Class  Investor Class Shares
                       Shares Six Months   September 29, 2001(1) Six Months ended September 29, 2001(1)
                        June 30, 2001           through           June 30, 2001       through
                           (unaudited)     December 31, 2000     (unaudited)       December 31, 2000
                      ----------------------------------------------------------------------------------
Per Share Data:
    Net asset value,
    beginning of period       $10.55           $10.00             $10.56           $10.00
                          ---------------   -------------      ------------       -----------

Income from investment
operations:
    Net investment income       0.30             0.13               0.29             0.13
    Net realized and
    unrealized gains on
    investments                 0.11             0.53               0.11             0.53
                          ---------------   --------------     -------------      ------------
    Total from investment
    operations                  0.41             0.66               0.40             0.66
                          ---------------   --------------     -------------      ------------

Less distributions:
    Dividends from net
    investment income          (0.30)           (0.11)             (0.27)           (0.10)
    Distributions from net
    realized gains              0.00            (0.00)(5)           0.00            (0.00)(5)
                          ---------------   --------------     -------------      ------------
    Total distributions        (0.30)           (0.11)             (0.27)           (0.10)
                          ---------------   --------------     -------------      ------------

Net asset value, end of
period                        $10.66           $10.55             $10.69           $10.56
                          ===============   ==============     =============      ============

Total return (2)                3.96%            6.63%              3.82%            6.68%

Supplemental data and
ratios:
    Net assets, end of period  $56,605,684     $ 9,769,063        $822,706          $351,262
    Ratio of expenses to
    average net assets (3)      0.30%            0.30%              0.55%            0.55%
    Ratio of net investment
    income to average
    net assets (3)              5.97%            6.73%              5.72%            6.48%
    Potfolio turnover rate (4)104.7%           102.5%             104.7%           102.5%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount of dividend paid is less than $0.01.

                      See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights
                                                             Baird Core Bond Fund
                      ----------------------------------------------------------------------------------------
                       Institutional Class  Institutional Class   Investor Class  Investor Class Shares
                       Shares Six Months   September 29, 2001(1) Six Months ended September 29, 2001(1)
                        June 30, 2001           through           June 30, 2001       through
                           (unaudited)     December 31, 2000     (unaudited)       December 31, 2000
                      ----------------------------------------------------------------------------------------
Per Share Data:
    Net asset value,
    beginning of period       $10.45           $10.00             $10.45           $10.00
                             --------         --------           --------         --------

Income from investment
operations:
    Net investment income       0.33 (6)         0.14               0.31 (6)         0.12
    Net realized and
    unrealized gains on
    investments                 0.03             0.45               0.03             0.45
                              --------        --------           --------         --------
    Total from investment
    operations                  0.36             0.59               0.34             0.57
                              --------        --------           --------         ---------

Less distributions:
    Dividends from net
    investment income          (0.31)           (0.14)             (0.29)           (0.12)
    Distributions from net
    realized gains              0.00            (0.00)(5)           0.00            (0.00)(5)
                              --------        ---------          --------          ----------
    Total distributions        (0.31)           (0.14)             (0.29)           (0.12)
                              --------        ---------          --------          -----------

Net asset value, end of
period                        $10.50           $10.45             $10.50           $10.45
                              =======         ========           ========          =========
Total return (2)                3.50%            5.89%              3.41%            5.73%

Supplemental data and
ratios:
    Net assets, end of period  $76,695,613     $40,083,054        $134,841          $13,222
    Ratio of expenses to
    average net assets (3)      0.30%            0.30%              0.55%            0.55%
    Ratio of net investment
    income to average
    net assets (3)              6.34%            6.68%              6.09%            6.43%
    Potfolio turnover rate (4) 16.1%            11.8%              16.1%            11.8%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount of dividend paid is less than $0.01.
(6)  Calculated using average shares outstanding during the period.

                      See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights
                                                             Baird Aggregate Bond Fund
                      -----------------------------------------------------------------------------------------
                       Institutional Class  Institutional Class   Investor Class   Investor Class Shares
                       Shares Six Months   September 29, 2001(1) Six Months ended  September 29, 2001(1)
                        June 30, 2001           through           June 30, 2001        through
                           (unaudited)     December 31, 2000     (unaudited)        December 31, 2000
                      -----------------------------------------------------------------------------------------
Per Share Data:
    Net asset value,
    beginning of period       $10.42           $10.00             $10.43            $10.00
                             --------         --------           --------          --------

Income from investment
operations:
    Net investment income       0.35 (6)         0.16               0.29 (6)          0.15
    Net realized and
    unrealized gains on
    investments                 0.07             0.42               0.07              0.42
                              --------         --------           --------          --------
    Total from investment
    operations                  0.42             0.58               0.36              0.57
                              --------         --------           --------          --------

Less distributions:
    Dividends from net
    investment income          (0.34)           (0.16)             (0.27)            (0.14)
    Distributions from net
    realized gains              0.00            (0.00)(5)           0.00             (0.00)(5)
                              --------         --------           --------          ---------
    Total distributions        (0.34)           (0.16)             (0.27)            (0.14)
                              --------         --------           --------          ---------

Net asset value, end of
period                        $10.50           $10.42             $10.52            $10.43
                              ========         ========           ========          =========
Total return (2)                4.03%            5.78%              3.87%             5.77%

Supplemental data and
ratios:
    Net assets, end of period  $51,834,342     $35,975,190        $73,764           $13,223
    Ratio of expenses to
    average net assets (3)      0.30%            0.30%              0.55%             0.55%
    Ratio of net investment
    income to average
    net assets (3)              6.65%            6.85%              6.40%             6.60%
    Potfolio turnover rate (4) 22.9%            14.7%              22.9%             14.7%


(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount of dividend paid is less than $0.01.
(6)  Calculated using average shares outstanding during the period.

                      See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights
                                                                   Baird Intermediate Municipal Bond Fund
                                                        --------------------------------------------------------

                                                         Institutional Class Shares  Investor Class Shares
                                                           March 30, 2001(1)          March 30, 2001(1)
                                                                through                    through
                                                             June 30, 2001              June 30, 2001
                                                              (unaudited)                (unaudited)
                                                        ---------------------------------------------------------

Per Share Data:
      Net asset value, beginning of period                     $10.00                   $10.00
                                                             -------------            ------------
Income from investment operations:
      Net investment income                                      0.06                     0.06
      Net realized and unrealized gains on investments           0.16                     0.16
                                                             -------------            ------------
      Total from investment operations                           0.22                     0.22


Less distributions:
      Dividends from net investment income                      (0.05)                   (0.05)
      Distributions from net realized gains                      0.00                     0.00
                                                             -------------            ------------
      Total distributions                                       (0.05)                   (0.05)
                                                             -------------            ------------

Net asset value, end of period                                 $10.17                   $10.17
                                                             =============            ============

Total return (2)                                                2.20%                    2.17%

Supplemental data and ratios:
      Net assets, end of period                            $9,377,939                 $355,586
      Ratio of expenses to average net assets (3)               0.30%                    0.55%
      Ratio of net investment income to average net
      asset(3)                                                  3.17%                    2.92%
      Potfolio turnover rate (4)                                 0.0%                     0.0%



(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                     See notes to the financial statements


BAIRD FUNDS, INC.


Notes to the Financial Statements           June 30, 2001          (unaudited)

                          Baird Intermediate Bond Fund
                              Baird Core Bond Fund
                            Baird Aggregate Bond Fund
                     Baird Intermediate Municipal Bond Fund

1.       ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund and Baird Intermediate Municipal Bond Fund (each a "Fund" and collectively the "Funds"), four of the seven portfolios comprising the Corporation. One additional series, the Baird Short-Term Bond Fund, is not presently being offered to investors. The investment objectives of the Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund and Baird Intermediate Municipal Bond Fund are set forth below.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

The investment objective of the Baird Core Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Government/Credit Bond Index. The Lehman Brothers Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged market-capitalization weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Intermediate Municipal Bond Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is a widely recognized unmanaged index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

The Funds have issued two classes of shares: Institutional Class Shares and Investor Class Shares. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Debt securities are valued at the latest bid price. Common stocks that are listed on a security exchange or quoted on the NASDAQ are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.
b) Unregistered Securities - Three of the Funds own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without costs to the Funds. The Funds have no right to require registration of unregistered securities. The market value of such securities for the Baird Intermediate Bond Fund, Baird Core Bond Fund and Baird Aggregate Bond Fund was $4,763,091 (8.29% of net assets), $4,465,409 (5.81% of net assets), and $1,984,825 (3.82% of net assets), respectively, for the period ended June 30, 2001
c) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.
d) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required.
e) Distributions to Shareholders - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, will be declared and paid at least annually.
f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized using the interest method. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Subscriptions in-kind are included in proceeds from shares sold.

3.   CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD INTERMEDIATE BOND FUND


                                    Period Ended                                  Period Ended
                                   June 30, 2001                                  June 30, 2001

                             ---------------------------                          --------------------------
Institutional Class Shares        $            Shares       Investor Class Shares     $               Shares
                             -------------  -------------                         --------------------------
Shares sold                   $48,596,432      4,536,646    Shares sold           $ 465,758           43,422

Shares issued through                                       Shares issued through
reinvestment of                                             reinvestment of
dividends                         863,571         80,865    dividends                15,021            1,405
Shares redeemed               (2,480,593)      (231,361)    Shares redeemed        (12,000)          (1,119)
                             -------------     ----------                         ---------        ---------
Net Increase                  $46,979,410      4,386,150    Net Increase           $468,779           43,708
                             ============                                         ==========
Shares Outstanding:                                       Shares Outstanding:
    Beginning of period                          925,873        Beginning of period                   33,259
                                            -------------                                          ---------
    End of period                              5,312,023        End of period                         76,967
                                            =============                                          =========



                                    Period Ended                                   Period Ended
                                  December 31, 2000                                December 31, 2000
                             ----------------------------                          --------------------------
Institutional Class Shares        $            Shares       Investor Class Shares     $            Shares
                             ------------   -------------                          ----------  ----------
Shares sold                   $9,727,008         944,398    Shares sold              $329,917      31,758
Shares issued through                                       Shares issued through
reinvestment of                                             reinvestment of
dividends                         80,997           7,726    dividends                   2,632         251
Shares redeemed                (289,879)        (27,501)    Shares redeemed                -            -
                              -----------    -------------                         ----------- ----------
Net Increase                  $9,518,126         924,623    Net Increase              $332,549     32,009
                             ============                                          ===========
Shares Outstanding:                                         Shares Outstanding:
    Beginning of period                            1,250        Beginning of period                 1,250
                                            -------------                                      ----------
    End of period                                925,873        End of period                      33,259
                                            =============                                      ==========


BAIRD CORE BOND FUND


                                    Period Ended                                    Period Ended
                                   June 30, 2001                                    June 30, 2001
                             ---------------------------                            --------------------------
Institutional Class Shares        $            Shares       Investor Class Shares         $          Shares
                             -------------  -------------                           ------------- ---------
Shares sold                   $38,624,091      3,651,176    Shares sold              $120,502        11,382
Shares issued through                                       Shares issued through
reinvestment of                                             reinvestment of
dividends                       1,235,528        117,305    dividends                1,934              183
Shares redeemed               (3,151,150)      (298,288)    Shares redeemed             -                 -
                             -------------    ------------                          ------------- ----------
Net Increase                  $36,708,469      3,470,193    Net Increase              $122,436       11,565
                             =============                                          =========
Shares Outstanding:                                         Shares Outstanding:
    Beginning of period                        3,836,703        Beginning of period                   1,265
                                             -------------                                       ----------
    End of period                              7,306,896        End of period                        12,831
                                             =============                                       ==========



                                    Period Ended                                   Period Ended
                                  December 31, 2000                                December 31, 2000
                             ----------------------------                          --------------------------
Institutional Class Shares        $            Shares       Investor Class Shares         $            Shares
                             -------------  -------------                          -------------  -----------
Shares sold                   $38,789,091      3,824,134    Shares sold                 $ -                -
Shares issued through                                       Shares issued through
reinvestment of                                             reinvestment of
dividends                         338,374         32,688    dividends               153                    15
Shares redeemed                 (221,151)       (21,369)    Shares redeemed           -                     -
                             -------------  -------------                          --------------   ---------
Net Increase                  $38,906,314      3,835,453    Net Increase                  $ 153            15
                             =============                                         =============
Shares Outstanding:                                         Shares Outstanding:
    Beginning of period                            1,250        Beginning of period                     1,250
                                            -------------                                       -------------
    End of period                              3,836,703        End of period                           1,265

                                            =============                                       =============




BAIRD AGGREGATE BOND FUND
                                    Period Ended                                   Period Ended
                                   June 30, 2001                                   June 30, 2001
                             ---------------------------                           --------------------------
Institutional Class Shares        $            Shares       Investor Class Shares         $         Shares
                             -------------  -------------                          ------------ -----------
Shares sold                   $17,055,102      1,619,069    Shares sold             $60,000          5,703
                                                            Shares issued through
reinvestment of                                             reinvestment of
dividends                         947,995         90,203    dividends               398                 38
Shares redeemed               (2,373,919)      (225,409)    Shares redeemed           -                  -
                             -------------  --------------                         ------------- ----------
Net Increase                  $15,629,178      1,483,863    Net Increase                 $60,398     5,741
                             =============                                         =============
Shares Outstanding:                                         Shares Outstanding:
    Beginning of period                        3,453,196        Beginning of period                  1,268
                                            -------------                                        ----------
    End of period                             4,937,059         End of period                        7,009
                                            =============                                        ==========


                                    Period Ended                                    Period Ended
                                 December 31, 2000                                  December 31, 2000
                             ---------------------------                            --------------------------
Institutional Class Shares        $            Shares       Investor Class Shares          $         Shares
                             -------------  -------------                           ------------- ---------
Shares sold                   $34,878,894      3,442,701    Shares sold                  $   -            -
Shares issued through                                       Shares issued through
reinvestment of                                             reinvestment of
dividends                         520,118         50,439    dividends                183                 18
Shares redeemed                 (425,270)       (41,194)    Shares redeemed            -                  -
                             -------------     ----------                           ------------- ---------
Net Increase                  $34,973,742      3,451,946    Net Increase                   $ 183         18
                             =============                                          =============
Shares Outstanding:                                         Shares Outstanding:
    Beginning of period                            1,250        Beginning of period                   1,250
                                            -------------                                         ----------
    End of period                              3,453,196        End of period                         1,268
                                            =============                                         ==========


BAIRD INTERMEDIATE MUNICIPAL BOND FUND

                                    Period Ended                                   Period Ended
                                   June 30, 2001                                   June 30, 2001
                             ---------------------------                           --------------------------
Institutional Class Shares        $           Shares        Investor Class Shares       $           Shares
                             ------------   ------------                           -------------  ---------
Shares sold                   $9,277,461        920,542     Shares sold                $354,049      34,921
Shares issued through                                       Shares issued through
reinvestment of                                             reinvestment of
dividends                         16,470          1,628     dividends               607                  60
Shares redeemed                       -              -      Shares redeemed          -                    -
                             ------------    ------------                          ------------   ---------
Net Increase                  $9,293,931        922,170     Net Increase           $354,656       34,981
Shares Outstanding:          ============                   Shares Outstanding:    ===========
    Beginning of period                              -          Beginning of period                       -
                                            ------------                                          ---------
    End of period                               922,170         End of period                        34,981
                                            ============                                          =========


4.         INVESTMENT TRANSACTIONS

During the period ended June 30, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:



                         Baird Intermediate   Baird Core    Baird Aggregate   Baird Intermediate
                           Bond Fund          Bond Fund       Bond Fund      Municipal Bond Fund
                         -----------         ----------     -----------      -------------------
Purchases:
      U.S. Government   $ 38,164,112         $ 21,834,405   $ 14,331,347        $         0
     Other              $ 33,962,577         $ 19,826,572   $  7,342,115        $ 9,193,531
Sales
     U.S. Government    $ 21,858,319         $  6,142,300   $  4,956,211        $         0
     Other              $  9,667,719         $  2,604,723   $  3,447,561        $         0






At June 30, 2001, gross unrealized appreciation and depreciation of investments for federal tax purposes were as follows:

                               Cost for Federal Tax Basis Gross Tax Basis Gross Tax Basis Net
                                 Income Tax       Unrealized      Unrealized      Unrealized
                                  Purposes       Appreciation    Depreciation    Appreciation
                                 --------       ------------    ------------    -------------

Baird Intermediate Bond Fund    $ 57,652,103     $   453,558       $ 363,548         $  90,010
Baird Core Bond Fund            $ 73,683,476     $ 1,316,140       $ 511,381         $ 804,759
Baird Aggregate Bond Fund       $ 50,735,472     $   973,147       $ 216,864         $ 756,283
Baird Intermediate Municipal    $  9,482,035     $    80,626           7,945         $  72,681
          Bond Fund

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.
For the months ended December 31, 2000 the Baird Intermediate Bond Fund only elected to defer capital losses occurring between November 1, 2000 and December
31, 2000 in the amount of $1,954.

5.        INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund, and Baird Intermediate Municipal Bond Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with the Advisor. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund. Pursuant to the Administration Agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund, and Baird Intermediate Municipal Bond Fund as applied to the respective Fund's average daily net assets.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. Firstar Bank, N.A. serves as custodian for the Funds.

Robert W. Baird and Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

6.   DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan allows the Funds to reimburse the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund, and Baird Intermediate Municipal Bond Fund incurred $772, $80, $35, and $77, respectively, in fees pursuant to the Plan for the period ended June 30, 2001.

7.  RECENT FINANCIAL REPORTING PRONOUNCEMENT

In November 2000, the American Institute of Certified Public Accountants issued a new Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supersedes its predecessor and is effective for fiscal years beginning after December 15, 2000. The new Guide, among other things, sets forth certain accounting principles that must be applied by investment companies and may require a change from their present practices. Investment companies will be required to amortize premiums and discounts on debt securities using the interest method and to record paydown gains and losses on asset-backed securities as adjustments to interest income, not as realized gains and losses. The Funds presently intend to adopt the Guide's provisions for the year ending December 31, 2001, and do not expect the adoption of the new guide to have a significant effect on their recognition of income or gains and losses. Further, it will not affect the determination of either net asset values or total returns.

                                BAIRD FUNDS, INC.
                     c/o Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701
                                  1-866-44BAIRD

--------------------------------------------------------------------------------
Board of Directors                            Legal Counsel

G. Frederick Kasten, Jr. (chairman)           Godfrey & Kahn, S.C.
                                              780 North Water Street
John W. Feldt                                 Milwaukee, Wisconsin 53202

George C. Kaiser                              ----------------------------------
                                              Independent Auditors
Stephen A. Roell

-------------------------------------------   PricewaterhouseCoopers LLP
                                              100 East Wisconsin Avenue,
                                              Suite 1500
Investment Advisor                            Milwaukee, Wisconsin  53202

Robert W. Baird & Co. Incorporated            ---------------------------------
777 East Wisconsin Avenue                     Distributor
Milwaukee, Wisconsin 53202
-------------------------------------------
                                              Robert W. Baird & Co. Incorporated
                                              777 East Wisconsin Avenue
                                              Milwaukee, Wisconsin 53202
Administrator, Transfer Agent and Dividend -
Disbursing Agent                              ----------------------------------

Firstar Mutual Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

-------------------------------------------
Custodian

Firstar Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202